UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 63.9%
Financials - 18.9%
Capital Markets - 1.6%
Blackstone Group LP	124,775	$1,583,395
Credit Suisse Group AG	20,628	878,820
Deutsche Bank AG	7,100	388,689
Franklin Resources, Inc.	2,145	229,300
Goldman Sachs Group, Inc. (The)	28,600	4,134,988
Man Group PLC	140,433	483,874
Morgan Stanley	41,000	1,011,880

		8,710,946

Commercial Banks - 2.7%
Banco do Brasil SA	25,500	484,229
Banco Santander SA	53,500	679,036
Bank of China Ltd.	401,000	210,515
Barclays PLC	120,000	564,034
BB&T Corp.	31,600	760,928
BNP Paribas	10,853	774,592
Comerica, Inc.	15,600	579,540
Danske Bank A/S (a)	16,200	388,903
DnB NOR ASA	11,500	156,982
Fifth Third Bancorp	78,400	943,152
Hana Financial Group, Inc.	10,900	323,239
Itau Unibanco Holding SA (ADR)	9,900	239,382
KB Financial Group, Inc.	8,745	375,367
KBC Groep NV (a)	7,100	318,686
Mitsubishi UFJ Financial Group, Inc.	39,000	181,073
National Australia Bank Ltd.	31,200	764,498
National Bank of Canada	5,100	321,842
Societe Generale	8,229	475,824
Standard Chartered PLC	39,259	1,127,302
Sumitomo Mitsui Financial Group, Inc.	13,300	387,587
Turkiye Garanti Bankasi AS	37,300	216,125
Turkiye Vakiflar Bankasi Tao - Class D	61,400	186,289
UniCredit SpA	231,195	592,069
Wells Fargo & Co.	155,700	3,912,741

		14,963,935

Consumer Finance - 0.2%
Capital One Financial Corp.	20,700	818,685
ORIX Corp.	5,540	424,020

		1,242,705

Diversified Financial Services - 2.7%
Bank of America Corp.	175,100	2,295,561
BM&F Bovespa SA	31,900	266,776
Challenger Financial Services Group Ltd.	33,100	135,663
Citigroup, Inc. (a)	187,900	732,810
CME Group, Inc. - Class A	5,480	1,427,266
Hong Kong Exchanges and Clearing Ltd.	39,900	784,425
IG Group Holdings PLC	45,496	355,723
JPMorgan Chase & Co.	223,017	8,490,257

		14,488,481

Insurance - 1.4%
ACE Ltd.	5,000	291,250
Admiral Group PLC	40,989	1,074,160
Allianz SE	7,800	881,223

Allstate Corp. (The)	17,300	545,815
Aviva PLC	73,000	457,599
Berkshire Hathaway, Inc. (a)	12,100	1,000,428
Chubb Corp.	6,400	364,736
Industrial Alliance Insurance & Financial Services, Inc.	700	21,499
Muenchener Rueckversicherungs AG (MunichRe)	3,700	512,383
Old Mutual PLC	176,800	385,856
Prudential PLC	100,700	1,006,280
Travelers Cos., Inc. (The)	23,300	1,213,930

		7,755,159

Real Estate Investment Trusts (REITs) - 6.2%
Allied Properties Real Estate Investment Trust	21,000	463,310
American Campus Communities, Inc.	11,469	349,116
Ascendas Real Estate Investment Trust	366,000	610,338
Big Yellow Group PLC	59,980	307,517
BioMed Realty Trust, Inc.	24,100	431,872
Boston Properties, Inc.	10,100	839,512
Brandywine Realty Trust	25,550	312,988
BRE Properties, Inc.	10,800	448,200
British Land Co. PLC	44,109	322,544
Camden Property Trust	20,300	973,791
Canadian Real Estate Investment Trust	7,330	222,629
CapitaMall Trust	293,940	480,849
CBL & Associates Properties, Inc.	21,600	282,096
Charter Hall Retail REIT	1,048	2,909
Chartwell Seniors Housing Real Estate Investment Trust	57,300	500,658
Colonial Properties Trust	17,400	281,706
Cominar Real Estate Investment Trust	3,408	71,810
Corio NV	6,925	473,638
Dexus Property Group	487,800	403,538
DiamondRock Hospitality Co. (a)	53,056	503,501
Digital Realty Trust, Inc.	11,500	709,550
Douglas Emmett, Inc.	16,226	284,117
DuPont Fabros Technology, Inc.	5,817	146,298
Entertainment Properties Trust	13,450	580,771
Equity Residential	21,400	1,017,998
Essex Property Trust, Inc.	5,400	590,976
Eurocommercial Properties N.V.	9,600	445,611
Extra Space Storage, Inc.	32,500	521,300
First Potomac Realty Trust	13,770	206,550
Goodman Group	73,650	46,017
GPT Group	148,220	422,190
Great Portland Estates PLC	67,200	361,037
H&R Real Estate Investment Trust	16,600	318,641
Health Care REIT, Inc.	18,500	875,790
Hersha Hospitality Trust	58,700	304,066
Home Properties, Inc.	8,100	428,490
ING Industrial Fund	327,700	155,416
ING Office Fund	862,000	500,327
InnVest Real Estate Investment Trust	63,600	444,440
Japan Real Estate Investment Corp.	48	436,556
Kimco Realty Corp.	45,200	711,900
Klepierre	32,852	1,267,307
LaSalle Hotel Properties	4,600	107,594
Link REIT (The)	155,500	461,393
Mid-America Apartment Communities, Inc.	12,550	731,414
Morguard Real Estate Investment Trust	19,370	258,857

National Health Investors, Inc.	2,749	121,121
Nationwide Health Properties, Inc.	11,733	453,715
Primaris Retail Real Estate Investment Trust	22,583	428,438
ProLogis	50,625	596,363
Public Storage	13,350	1,295,484
RioCan Real Estate Investment Trust (New York) (b)	1,400	31,187
RioCan Real Estate Investment Trust (Toronto)	21,700	483,394
Simon Property Group, Inc.	24,665	2,287,432
Stockland	194,380	722,610
Sunstone Hotel Investors, Inc. (a)	55,113	499,875
Tanger Factory Outlet Centers	9,000	424,260
Taubman Centers, Inc.	6,700	298,887
UDR, Inc.	6,600	139,392
Unibail-Rodamco SE	7,178	1,593,793
Ventas, Inc.	18,400	948,888
Vornado Realty Trust	10,547	902,085
Weingarten Realty Investors	13,400	292,388
Westfield Group	170,649	2,024,948

		34,161,388

Real Estate Management & Development - 4.0%
BR Malls Participacoes SA	62,900	525,654
Brookfield Properties Corp.	26,925	417,876
CapitaLand Ltd.	268,000	827,068
CapitaMalls Asia Ltd.	71,000	116,670
Castellum AB	45,700	609,419
CB Richard Ellis Group, Inc. - Class A (a)	16,900	308,932
Cheung Kong Holdings Ltd.	44,000	664,790
China Overseas Land & Investment Ltd.	252,000	531,455
Coresite Realty Corp. (a)	17,000	278,630
Daito Trust Construction Co., Ltd.	4,100	244,954
Equity Lifestyle Properties, Inc.	2,700	147,096
Great Eagle Holdings Ltd.	99,000	299,891
Hang Lung Group Ltd.	34,000	221,698
Hang Lung Properties Ltd.	248,000	1,202,942
Hongkong Land Holdings Ltd.	158,000	982,189
Jones Lang LaSalle, Inc.	4,100	353,707
Kerry Properties Ltd.	181,631	984,795
KWG Property Holding Ltd.	688,000	524,517
Lend Lease Group	107,809	794,332
Mitsubishi Estate Co., Ltd.	18,000	293,015
Mitsui Fudosan Co., Ltd.	147,100	2,481,938
Multiplan Empreendimentos Imobiliarios SA	40,687	863,276
New World Development Ltd.	612,972	1,228,199
Savills PLC	85,200	407,273
Sumitomo Realty & Development Co., Ltd.	52,000	1,076,280
Sun Hung Kai Properties Ltd.	194,700	3,342,332
Swire Pacific Ltd.	27,500	377,371
UOL Group Ltd.	141,000	496,019
Wing Tai Holdings Ltd.	439,000	577,776
Yanlord Land Group Ltd.	431,000	573,583

		21,753,677

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	32,500	526,781

		103,603,072

Consumer Discretionary - 9.1%
Auto Components - 0.6%
Johnson Controls, Inc.	60,000	1,830,000
Lear Corp. (a)	7,400	584,082
NGK Spark Plug Co., Ltd.	11,000	147,341
TRW Automotive Holdings Corp. (a)	15,000	623,400

		3,184,823

Automobiles - 0.8%
Bayerische Motoren Werke AG	9,300	652,341
Ford Motor Co. (a)	220,500	2,698,920
Nissan Motor Co., Ltd.	70,900	620,901
Renault SA (a)	8,800	453,557

		4,425,719

Distributors - 0.3%
Inchcape PLC (a)	23,660	116,018
Li & Fung Ltd.	298,000	1,676,995

		1,793,013

Hotels, Restaurants & Leisure - 0.8%
Carnival PLC	6,970	274,881
Hyatt Hotels Corp. (a)	16,173	604,709
Intercontinental Hotels Group PLC	22,600	403,547
Mitchells & Butlers PLC (a)	10,775	49,271
Royal Caribbean Cruises Ltd. (a)	17,900	564,387
Shangri-La Asia Ltd.	138,000	313,424
Starbucks Corp.	33,900	867,162
Thomas Cook Group PLC	43,000	116,229
TUI Travel PLC	28,600	96,340
Whitbread PLC	22,500	574,785
Wyndham Worldwide Corp.	10,800	296,676

		4,161,411

Household Durables - 0.7%
DR Horton, Inc.	28,900	321,368
Electrolux AB	6,900	170,112
Garmin Ltd.	30,300	919,605
MRV Engenharia e Participacoes SA	31,100	295,193
NVR, Inc. (a)	1,200	777,036
Pulte Group, Inc. (a)	36,000	315,360
Rossi Residencial SA	35,800	342,766
Sharp Corp.	37,000	368,816
Sony Corp.	15,800	487,772

		3,998,028

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	7,775	1,221,142

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	6,300	58,387

Media - 2.9%
Cablevision Systems Corp.	32,900	861,651
CBS Corp. - Class B	54,500	864,370
Comcast Corp. - Class A	163,900	2,963,312
DIRECTV (a)	22,900	953,327
Gannett Co., Inc.	42,600	520,998

Informa PLC	22,900	150,866
Jupiter Telecommunications Co., Ltd.	328	354,141
Lagardere SCA	2,900	113,535
News Corp. - Class A	223,800	2,922,828
Publicis Groupe SA	10,200	484,857
Time Warner Cable, Inc. - Class A	33,300	1,797,867
Time Warner, Inc.	40,500	1,241,325
Vivendi SA	22,210	608,738
Walt Disney Co. (The)	55,932	1,851,908

		15,689,723

Multiline Retail - 1.0%
Kohl’s Corp. (a)	69,640	3,668,635
Marks & Spencer Group PLC	70,800	432,463
PPR	1,000	162,240
Target Corp.	24,260	1,296,454

		5,559,792

Specialty Retail - 1.4%
Esprit Holdings Ltd.	78,000	421,966
Fast Retailing Co., Ltd.	2,900	408,509
Foot Locker, Inc.	39,100	568,123
Gap, Inc. (The)	54,100	1,008,424
Hennes & Mauritz AB - Class B	25,050	909,119
Inditex SA	12,330	980,184
Lowe’s Cos., Inc.	61,800	1,377,522
Office Depot, Inc. (a)	83,900	385,940
Ross Stores, Inc.	14,100	770,142
TJX Cos., Inc.	10,600	473,078
Yamada Denki Co., Ltd.	9,290	576,917

		7,879,924

Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA	16,500	796,106
Jones Apparel Group, Inc.	12,600	247,464
Polo Ralph Lauren Corp. - Class A	8,745	785,826
Yue Yuen Industrial Holdings Ltd.	9,000	33,170

		1,862,566

		49,834,528

Information Technology - 6.9%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	138,450	3,032,055
Juniper Networks, Inc. (a)	15,200	461,320
Motorola, Inc. (a)	101,600	866,648

		4,360,023

Computers & Peripherals - 2.8%
Apple, Inc. (a)	27,990	7,942,163
Compal Electronics, Inc.	859	1,027
Dell, Inc. (a)	83,100	1,076,976
EMC Corp. (a)	139,814	2,839,622
Hewlett-Packard Co.	57,300	2,410,611
Logitech International SA (a)	32,789	572,478
Toshiba Corp.	123,000	594,829

		15,437,706

Electronic Equipment, Instruments & Components - 0.3%
AU Optronics Corp. (ADR) (a)	276,310	287,297
Hirose Electric Co. Ltd.	2,400	242,331
Keyence Corp.	900	196,260
Tyco Electronics Ltd.	28,400	829,848

		1,555,736

Internet Software & Services - 1.2%
AOL, Inc. (a)	5,084	125,829
Google, Inc. - Class A (a)	10,335	5,434,040
Telecity Group PLC (a)	60,521	470,954
Yahoo! Japan Corp.	1,111	383,907

		6,414,730

IT Services - 0.2%
Accenture PLC	3,800	161,462
Amadeus IT Holding SA (a)	13,085	240,309
Cap Gemini SA	8,100	406,666
Visa, Inc. - Class A	1,400	103,964

		912,401

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	11,500	112,718

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. - Class A	45,900	1,624,401
Intel Corp.	75,355	1,449,077
KLA-Tencor Corp.	21,200	746,876
NVIDIA Corp. (a)	49,400	576,992
Samsung Electronics Co., Ltd.	1,040	708,249
Samsung Electronics Co., Ltd. (Preference Shares)	200	97,669
United Microelectronics Corp.	173,000	76,864

		5,280,128

Software - 0.7%
Citrix Systems, Inc. (a)	8,200	559,568
Microsoft Corp.	74,100	1,814,709
Nintendo Co., Ltd.	1,600	401,300
Oracle Corp.	39,200	1,052,520
SAP AG	4,800	237,402

		4,065,499

		38,138,941

Health Care - 6.0%
Biotechnology - 1.4%
Amgen, Inc. (a)	16,800	925,848
Celgene Corp. (a)	29,500	1,699,495
Gilead Sciences, Inc. (a)	109,185	3,888,078
Vertex Pharmaceuticals, Inc. (a)	33,700	1,165,009

		7,678,430

Health Care Equipment & Supplies - 1.2%
Alcon, Inc.	35,071	5,849,492
Covidien PLC	20,300	815,857

		6,665,349

Health Care Providers & Services - 0.3%
Express Scripts, Inc. - Class A (a)	27,300	1,329,510
UnitedHealth Group, Inc.	13,000	456,430

		1,785,940

Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	23,800	425,822

Pharmaceuticals - 3.0%
Aspen Pharmacare Holdings Ltd. (a)	17,330	233,580
AstraZeneca PLC	19,700	999,981
AstraZeneca PLC (Sponsored ADR)	22,300	1,130,610
Bayer AG	9,200	641,241
Johnson & Johnson	58,000	3,593,680
Merck & Co., Inc.	30,800	1,133,748
Novartis AG	16,804	967,203
Pfizer, Inc.	202,600	3,478,642
Sanofi-Aventis SA	11,200	745,536
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	60,673	3,200,501

		16,124,722

		32,680,263

Energy - 5.9%
Energy Equipment & Services - 1.8%
AMEC PLC	49,400	765,776
Cameron International Corp. (a)	19,550	839,868
Cie Generale de Geophysique-Veritas (a)	8,000	175,493
Ensco PLC (Sponsored ADR)	24,100	1,077,993
Petrofac Ltd.	40,600	875,414
Petroleum Geo-Services ASA (a)	14,750	169,160
Rowan Cos., Inc. (a)	19,700	598,092
Saipem SpA	12,300	494,368
Schlumberger Ltd.	70,155	4,322,250
Technip SA	8,900	717,163

		10,035,577

Oil, Gas & Consumable Fuels - 4.1%
Afren PLC (a)	203,922	354,856
Apache Corp.	5,200	508,352
BP PLC	143,200	979,784
Chevron Corp.	13,400	1,086,070
ConocoPhillips	29,800	1,711,414
Devon Energy Corp.	21,300	1,378,962
ENI SpA	20,300	438,629
EOG Resources, Inc.	15,835	1,472,180
Forest Oil Corp. (a)	28,300	840,510
Gazprom OAO (Sponsored ADR)	22,900	479,755
Hess Corp.	19,000	1,123,280
JX Holdings, Inc.	35,000	203,093
KazMunaiGas Exploration Production (GDR) (b)	7,350	129,874
LUKOIL OAO (London) (Sponsored ADR)	3,900	221,130
Marathon Oil Corp.	39,500	1,307,450
Newfield Exploration Co. (a)	16,800	964,992
Nexen, Inc. (New York)	46,200	928,620
Nexen, Inc. (Toronto)	20,341	409,232
Noble Energy, Inc.	29,100	2,185,119
Occidental Petroleum Corp.	16,100	1,260,630

Penn West Energy Trust	19,548	391,758
Petroleo Brasileiro SA (Sponsored ADR)	17,600	577,632
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	42,600	1,289,395
Suncor Energy, Inc. (New York)	30,800	1,002,540
Suncor Energy, Inc. (Toronto)	27,836	906,314
Yanzhou Coal Mining Co., Ltd. - Class H	80,000	195,092

		22,346,663

		32,382,240

Industrials - 5.8%
Aerospace & Defense - 0.9%
BAE Systems PLC	77,700	418,415
Goodrich Corp.	18,300	1,349,259
Honeywell International, Inc.	26,100	1,146,834
Northrop Grumman Corp.	22,700	1,376,301
Raytheon Co.	16,900	772,499

		5,063,308

Air Freight & Logistics - 0.3%
Kuehne & Nagel International AG	2,100	252,371
United Parcel Service, Inc. - Class B	21,800	1,453,842

		1,706,213

Airlines - 0.1%
Delta Air Lines, Inc. (a)	65,900	767,076

Building Products - 0.1%
Asahi Glass Co., Ltd.	40,000	407,946

Commercial Services & Supplies - 0.4%
Aggreko PLC	16,883	417,029
G4S PLC	103,200	413,629
Rentokil Initial PLC (a)	97,600	157,981
Serco Group PLC	97,900	946,329

		1,934,968

Construction & Engineering - 0.1%
Bouygues SA	16,800	723,802

Electrical Equipment - 0.6%
Cooper Industries PLC	42,000	2,055,060
Furukawa Electric Co., Ltd.	5,000	18,803
Sumitomo Electric Industries Ltd.	8,800	107,325
Thomas & Betts Corp. (a)	13,200	541,464
Vestas Wind Systems A/S (a)	11,505	433,520

		3,156,172

Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	15,756	332,252
General Electric Co.	110,200	1,790,750
Textron, Inc.	17,300	355,688

		2,478,690

Machinery - 1.9%
Danaher Corp.	63,500	2,578,735
Deere & Co.	13,400	935,052
Dover Corp.	30,400	1,587,184
Eaton Corp.	2,200	181,478

Flowserve Corp.	2,665	291,604
Illinois Tool Works, Inc.	40,500	1,904,310
Ingersoll-Rand PLC	25,700	917,747
Jain Irrigation Systems Ltd.	8,500	225,517
Parker Hannifin Corp.	13,600	952,816
SPX Corp.	1,900	120,232
Terex Corp. (a)	17,300	396,516
Vallourec SA	1,530	152,161

		10,243,352

Professional Services - 0.5%
Bureau Veritas SA	3,800	265,304
Capita Group PLC (The)	128,600	1,589,053
Intertek Group PLC	22,100	636,578
Randstad Holding NV (a)	6,652	302,232

		2,793,167

Road & Rail - 0.2%
DSV A/S	13,725	279,198
East Japan Railway Co.	3,400	205,422
Firstgroup PLC	29,300	167,102
Nippon Express Co., Ltd.	49,000	186,705

		838,427

Trading Companies & Distributors - 0.2%
ITOCHU Corp.	37,000	338,657
Mitsubishi Corp.	20,600	489,438
Mitsui & Co., Ltd.	28,900	429,712
Travis Perkins PLC (a)	7,300	96,693

		1,354,500

Transportation Infrastructure - 0.1%
China Merchants Holdings International Co., Ltd.	160,000	578,535

		32,046,156

Consumer Staples - 4.7%
Beverages - 0.8%
Anheuser-Busch InBev NV	21,274	1,252,385
Asahi Breweries Ltd.	16,500	330,502
Cia de Bebidas das Americas (ADR)	1,900	235,182
Constellation Brands, Inc. - Class A (a)	34,300	606,767
PepsiCo, Inc.	31,550	2,096,182

		4,521,018

Food & Staples Retailing - 1.0%
Aeon Co., Ltd.	35,600	381,669
Casino Guichard Perrachon SA	2,147	196,732
Costco Wholesale Corp.	24,450	1,576,780
Delhaize Group SA	5,900	428,704
Koninklijke Ahold NV	11,700	157,913
Olam International Ltd.	244,000	604,580
Safeway, Inc.	43,500	920,460
Tesco PLC	210,417	1,403,607

		5,670,445

Food Products - 0.9%
Archer-Daniels-Midland Co.	26,700	852,264
Bunge Ltd.	16,300	964,308
Chaoda Modern Agriculture Holdings Ltd.	410,000	341,195

ConAgra Foods, Inc.	30,200	662,588
JM Smucker Co. (The)	2,100	127,113
Sara Lee Corp.	58,600	786,998
Smithfield Foods, Inc. (a)	52,000	875,160

		4,609,626

Household Products - 0.8%
Kimberly-Clark Corp.	13,300	865,165
Procter & Gamble Co. (The)	35,000	2,098,950
Reckitt Benckiser Group PLC	28,387	1,563,483

		4,527,598

Tobacco - 1.2%
Altria Group, Inc.	58,200	1,397,964
British American Tobacco PLC	46,260	1,727,613
Imperial Tobacco Group PLC	47,500	1,416,958
Japan Tobacco, Inc.	447	1,489,431
Reynolds American, Inc.	10,000	593,900

		6,625,866

		25,954,553

Materials - 3.4%
Chemicals - 1.2%
Agrium, Inc. (Toronto)	7,400	555,109
Air Water, Inc.	14,000	166,394
Arkema SA	4,200	214,614
CF Industries Holdings, Inc.	5,500	525,250
Dow Chemical Co. (The)	78,000	2,141,880
Huabao International Holdings Ltd.	124,000	193,764
Incitec Pivot Ltd.	46,000	160,126
Israel Chemicals Ltd.	68,258	958,558
K&S AG	15,600	933,221
Monsanto Co.	18,122	868,587

		6,717,503

Construction Materials - 0.1%
CRH PLC (London)	23,260	383,853

Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd.	10,000	710,300
ArcelorMittal (Euronext Amsterdam)	16,397	540,946
BHP Billiton Ltd.	6,400	243,952
BHP Billiton PLC	15,156	483,362
Cliffs Natural Resources, Inc.	11,700	747,864
Commercial Metals Co.	32,200	466,578
Eurasian Natural Resources Corp. PLC	10,800	156,041
Freeport-McMoRan Copper & Gold, Inc.	26,480	2,261,127
JFE Holdings, Inc.	10,000	305,942
Kazakhmys PLC	10,700	244,096
Lundin Mining Corp. (a)	45,000	224,803
Mitsubishi Materials Corp. (a)	92,000	264,536
Reliance Steel & Aluminum Co.	10,400	431,912
Rio Tinto PLC	15,700	919,759
Steel Dynamics, Inc.	21,500	303,365
Tata Steel Ltd.	29,200	424,647
ThyssenKrupp AG	15,000	489,052
Vale SA (Sponsored ADR) (Local Preference Shares)	26,800	743,700
Vale SA (Sponsored ADR) - Class B	15,300	478,431

Xstrata PLC	55,920	1,071,164

		11,511,577

Paper & Forest Products - 0.1%
Weyerhaeuser Co.	17,839	281,142

		18,894,075

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	107,000	3,060,200
CenturyLink, Inc.	19,200	757,632
France Telecom SA	24,400	527,732
Nippon Telegraph & Telephone Corp.	12,400	543,148
Telecom Corp. of New Zealand Ltd.	86,358	129,439
Telecom Italia SpA (ordinary shares)	291,200	407,932
Telecom Italia SpA (savings shares)	148,800	167,911
Telefonica SA	10,160	252,183
Verizon Communications, Inc.	33,300	1,085,247

		6,931,424

Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	7,000	309,050
KDDI Corp.	49	234,252
Sprint Nextel Corp. (a)	89,500	414,385
Vodafone Group PLC	398,653	983,618
Vodafone Group PLC (Sponsored ADR)	36,000	893,160

		2,834,465

		9,765,889

Utilities - 1.4%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	15,000	543,450
E.ON AG	26,826	791,136
EDF SA	10,400	448,930
Edison International	21,100	725,629
Pepco Holdings, Inc.	32,400	602,640
Pinnacle West Capital Corp.	5,700	235,239
Tokyo Electric Power Co., Inc. (The)	18,900	461,625

		3,808,649

Gas Utilities - 0.2%
Atmos Energy Corp.	10,800	315,900
Tokyo Gas Co., Ltd.	33,000	150,084
UGI Corp.	20,200	577,922

		1,043,906

Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	27,400	883,376

Multi-Utilities - 0.4%
Ameren Corp.	4,100	116,440
CenterPoint Energy, Inc.	40,800	641,376
CMS Energy Corp.	32,600	587,452

NiSource, Inc.		39,400	685,560

			2,030,828

			7,766,759

Total Common Stocks (cost $309,115,197)			351,066,476

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 10.4%
Industrial - 5.1%
Basic - 0.7%
Alcoa, Inc.
6.75%, 7/15/18	U.S.$	145	156,255
Anglo American Capital PLC
9.375%, 4/08/19 (b)		350	471,965
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		290	306,786
ArcelorMittal
6.125%, 6/01/18		330	356,900
ArcelorMittal USA, Inc.
6.50%, 4/15/14		105	116,369
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		203	244,787
Dow Chemical Co. (The)
7.375%, 11/01/29		15	17,305
7.60%, 5/15/14		195	227,768
8.55%, 5/15/19		549	693,217
Eastman Chemical Co.
5.50%, 11/15/19		95	105,328
International Paper Co.
5.30%, 4/01/15		219	238,183
7.50%, 8/15/21		150	179,447
7.95%, 6/15/18		190	230,422
Packaging Corp. of America
5.75%, 8/01/13		30	32,440
PPG Industries, Inc.
5.75%, 3/15/13		250	273,800
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18		345	416,040
Vale Inco Ltd.
7.75%, 5/15/12		80	87,045

			4,154,057

Capital Goods - 0.2%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)		40	43,647
Lafarge SA
6.15%, 7/15/11		172	177,211
Owens Corning
6.50%, 12/01/16		178	192,574
Republic Services, Inc.
5.25%, 11/15/21		165	182,303
5.50%, 9/15/19		233	262,473
Tyco International Finance SA
8.50%, 1/15/19		140	185,559

Vulcan Materials Co.
5.60%, 11/30/12	90	96,776

		1,140,543

Communications - Media - 0.7%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	175	198,940
CBS Corp.
8.875%, 5/15/19	330	430,173
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	180	253,863
Comcast Corp.
5.50%, 3/15/11	275	280,916
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14	155	169,289
6.375%, 6/15/15	40	41,400
News America Holdings, Inc.
9.25%, 2/01/13	144	168,150
News America, Inc.
6.55%, 3/15/33	250	279,036
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	140	184,190
RR Donnelley & Sons Co.
4.95%, 4/01/14	25	25,938
5.50%, 5/15/15	120	126,062
11.25%, 2/01/19	190	239,284
Time Warner Cable, Inc.
5.00%, 2/01/20	200	214,186
7.50%, 4/01/14	145	170,903
Time Warner Entertainment Co. LP
8.375%, 3/15/23	311	410,205
WPP Finance UK
5.875%, 6/15/14	150	166,203
8.00%, 9/15/14	350	417,410

		3,776,148

Communications - Telecommunications - 0.8%
America Movil SAB de CV
5.00%, 3/30/20	475	512,305
American Tower Corp.
5.05%, 9/01/20	380	389,194
AT&T Corp.
8.00%, 11/15/31	15	20,066
BellSouth Corp.
5.20%, 9/15/14	94	105,707
British Telecommunications PLC
5.15%, 1/15/13	720	769,434
9.375%, 12/15/10	240	243,790
Embarq Corp.
7.082%, 6/01/16	658	731,304
Qwest Corp.
7.50%, 10/01/14	295	333,350
7.875%, 9/01/11	265	280,569
Telecom Italia Capital SA
6.00%, 9/30/34	65	61,318
6.175%, 6/18/14	305	336,351
6.375%, 11/15/33	60	59,189

7.175%, 6/18/19	170	199,528
Telus Corp.
8.00%, 6/01/11	25	26,178
United States Cellular Corp.
6.70%, 12/15/33	250	262,453
Vodafone Group PLC
5.50%, 6/15/11	220	227,357
7.875%, 2/15/30	100	132,569

		4,690,662

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
5.75%, 9/08/11	135	140,961
7.30%, 1/15/12	166	178,526
7.75%, 1/18/11	62	63,218
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)	341	363,716
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	346	367,920
Volvo Treasury AB
5.95%, 4/01/15 (b)	305	332,787

		1,447,128

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.625%, 4/15/31	345	427,745
Turner Broadcasting System, Inc.
8.375%, 7/01/13	225	261,473
Viacom, Inc.
5.625%, 9/15/19	390	444,583

		1,133,801

Consumer Cyclical - Other - 0.1%
Marriott International, Inc. Series J
5.625%, 2/15/13	216	230,648
MDC Holdings, Inc.
5.50%, 5/15/13	140	144,811
Toll Brothers Finance Corp.
6.875%, 11/15/12	11	11,761

		387,220

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.125%, 8/15/16	100	118,045
6.60%, 3/15/19	195	236,634

		354,679

Consumer Non-Cyclical - 0.7%
Ahold Finance USA LLC
6.875%, 5/01/29	420	498,099
Altria Group, Inc.
9.70%, 11/10/18	210	284,256
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	69	73,048
5.875%, 5/15/13	180	194,823
8.50%, 6/15/19	153	184,926

Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	260	284,399
Delhaize Group SA
5.875%, 2/01/14	105	118,510
Diageo Capital PLC
7.375%, 1/15/14	265	313,942
Fortune Brands, Inc.
3.00%, 6/01/12	280	285,159
4.875%, 12/01/13	201	216,164
Kraft Foods, Inc.
5.25%, 10/01/13	179	197,986
6.25%, 6/01/12	335	364,010
Kroger Co. (The)
6.80%, 12/15/18	79	96,170
Newell Rubbermaid, Inc.
5.50%, 4/15/13	175	190,232
Reynolds American, Inc.
7.25%, 6/01/13	150	168,502
7.625%, 6/01/16	250	293,266
Safeway, Inc.
6.50%, 3/01/11	15	15,324
Whirlpool Corp.
8.60%, 5/01/14	45	53,581

		3,832,397

Energy - 0.7%
Anadarko Petroleum Corp.
5.95%, 9/15/16	417	455,334
6.45%, 9/15/36	109	109,131
Baker Hughes, Inc.
6.50%, 11/15/13	150	173,751
BP Capital Markets PLC
4.50%, 10/01/20	328	335,418
4.75%, 3/10/19	71	74,243
Canadian Natural Resources Ltd.
5.15%, 2/01/13	100	108,183
ConocoPhillips Holding Co.
6.95%, 4/15/29	66	84,811
Hess Corp.
7.875%, 10/01/29	80	103,561
8.125%, 2/15/19	100	131,482
Marathon Oil Corp.
7.50%, 2/15/19	136	174,147
Nabors Industries, Inc.
9.25%, 1/15/19	315	403,072
Noble Energy, Inc.
8.25%, 3/01/19	303	394,141
Noble Holding International Ltd.
4.90%, 8/01/20	36	38,708
Valero Energy Corp.
4.75%, 6/15/13	80	85,278
6.125%, 2/01/20	125	136,238
6.875%, 4/15/12	290	311,470
Weatherford International Ltd.
5.15%, 3/15/13	125	133,839
9.625%, 3/01/19	285	371,788
Williams Cos., Inc. (The)
7.875%, 9/01/21	159	193,059

		3,817,654

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (b)	445	479,265

Services – 0.0%
Western Union Co. (The)
5.93%, 10/01/16	90	105,102

Technology - 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/20	71	75,337
Computer Sciences Corp.
5.50%, 3/15/13	180	195,748
Dell, Inc.
5.625%, 4/15/14	185	210,457
Motorola, Inc.
6.50%, 9/01/25	175	190,451
7.50%, 5/15/25	35	41,507
7.625%, 11/15/10	49	49,392
Xerox Corp.
7.625%, 6/15/13	55	55,699
8.25%, 5/15/14	280	335,711

		1,154,302

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	307	332,065
5.75%, 12/15/16	155	169,158

		501,223

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18	58	69,548
CSX Corp.
5.50%, 8/01/13	35	38,737

		108,285

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (b)	470	471,459
Aviation Capital Group
7.125%, 10/15/20 (b)	173	172,994
Con-way, Inc.
6.70%, 5/01/34	309	295,270
Ryder System, Inc.
5.85%, 11/01/16	127	142,744
7.20%, 9/01/15	127	149,510

		1,231,977

		28,314,443

Financial Institutions - 4.1%
Banking - 2.1%
American Express Co.
7.25%, 5/20/14	310	363,489
8.125%, 5/20/19	325	419,707
Bank of America Corp.
4.875%, 1/15/13	285	302,603

5.625%, 7/01/20	420	443,814
7.375%, 5/15/14	340	390,780
BankAmerica Capital II Series 2
8.00%, 12/15/26	94	96,820
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	290	316,264
5.70%, 11/15/14	190	214,232
Citigroup, Inc.
5.375%, 8/09/20	232	240,035
5.50%, 4/11/13	230	246,754
6.50%, 8/19/13	260	287,266
8.50%, 5/22/19	475	587,262
Compass Bank
5.50%, 4/01/20	215	213,272
Countrywide Financial Corp.
5.80%, 6/07/12	96	101,980
6.25%, 5/15/16	92	99,018
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	440	483,950
7.50%, 2/15/19	335	398,568
JPMorgan Chase & Co.
4.40%, 7/22/20	830	850,009
M&I Marshall & Ilsley Bank
4.85%, 6/16/15	250	242,847
5.00%, 1/17/17	205	195,350
Macquarie Group Ltd.
4.875%, 8/10/17 (b)	470	476,719
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	245	260,776
Morgan Stanley
5.50%, 7/24/20	285	293,612
6.625%, 4/01/18	345	382,486
National Capital Trust II
5.486%, 3/23/15 (b)	91	87,827
National City Bank/Cleveland OH
6.25%, 3/15/11	250	255,676
Nationwide Building Society
6.25%, 2/25/20 (b)	465	511,872
North Fork Bancorporation, Inc.
5.875%, 8/15/12	100	105,716
PNC Funding Corp.
5.125%, 2/08/20	355	384,315
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	205	205,461
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (b)	500	497,920
SouthTrust Corp.
5.80%, 6/15/14	225	246,750
Union Bank NA
5.95%, 5/11/16	250	274,861
Wachovia Corp.
5.50%, 5/01/13	320	351,742
Wells Fargo & Co.
5.625%, 12/11/17	565	643,528

		11,473,281

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21	186	195,094
Lazard Group LLC
6.85%, 6/15/17	160	171,341

		366,435

Finance - 0.3%
General Electric Capital Corp.
4.80%, 5/01/13	315	340,003
5.625%, 5/01/18	480	532,788
Series A
4.375%, 11/21/11	25	26,038
HSBC Finance Corp.
7.00%, 5/15/12	125	135,170
SLM Corp. Series A
5.375%, 1/15/13-5/15/14	650	645,827

		1,679,826

Insurance - 1.2%
Aetna, Inc.
6.00%, 6/15/16	140	164,258
Aflac, Inc.
3.45%, 8/15/15	80	83,015
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	160	180,880
Allstate Corp. (The)
6.125%, 5/15/37	235	218,550
Allstate Life Global Funding Trusts
5.375%, 4/30/13	155	171,292
Assurant, Inc.
5.625%, 2/15/14	135	144,089
CIGNA Corp.
5.125%, 6/15/20	190	205,282
Coventry Health Care, Inc.
5.95%, 3/15/17	90	90,033
6.125%, 1/15/15	40	41,914
6.30%, 8/15/14	275	294,442
Genworth Financial, Inc.
6.515%, 5/22/18	315	321,207
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (b)	210	249,122
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	95	97,198
5.50%, 3/30/20	435	442,402
Humana, Inc.
6.30%, 8/01/18	55	60,118
6.45%, 6/01/16	40	44,406
7.20%, 6/15/18	285	329,933
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	165	173,451
Lincoln National Corp.
8.75%, 7/01/19	98	126,063
Markel Corp.
7.125%, 9/30/19	230	260,279
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)	185	252,814

MetLife, Inc.
4.75%, 2/08/21	145	153,831
7.717%, 2/15/19	112	142,542
10.75%, 8/01/39	140	181,650
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	335	395,591
Principal Financial Group, Inc.
7.875%, 5/15/14	260	308,035
Prudential Financial, Inc.
5.15%, 1/15/13	205	218,794
6.20%, 1/15/15	45	50,685
8.875%, 6/15/38	170	189,550
Series D
7.375%, 6/15/19	35	42,635
UnitedHealth Group, Inc.
5.25%, 3/15/11	280	285,322
6.00%, 2/15/18	270	315,181
WellPoint, Inc.
4.35%, 8/15/20	350	362,775
5.25%, 1/15/16	50	56,075
5.875%, 6/15/17	40	46,100
7.00%, 2/15/19	80	97,417
XL Capital Ltd.
5.25%, 9/15/14	135	143,858

		6,940,789

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15	458	471,289

REITS - 0.3%
ERP Operating LP
5.25%, 9/15/14	105	116,114
HCP, Inc.
5.95%, 9/15/11	340	353,412
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	131	138,676
8.125%, 5/01/11	225	233,617
Nationwide Health Properties, Inc.
6.50%, 7/15/11	180	186,938
Simon Property Group LP
4.375%, 3/01/21	495	501,793

		1,530,550

		22,462,170

Utility - 0.8%
Electric - 0.4%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)	420	434,419
Ameren Corp.
8.875%, 5/15/14	240	278,024
FirstEnergy Corp.
Series B
6.45%, 11/15/11	13	13,623
Series C
7.375%, 11/15/31	275	298,800
FPL Group Capital, Inc.
6.35%, 10/01/66	55	52,250

6.65%, 6/15/67	170	163,200
Nisource Finance Corp.
6.80%, 1/15/19	330	391,429
7.875%, 11/15/10	40	40,277
Pacific Gas & Electric Co.
6.05%, 3/01/34	38	43,079
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	348	384,264
Teco Finance, Inc.
4.00%, 3/15/16	100	104,185
5.15%, 3/15/20	125	136,757
Union Electric Co.
6.70%, 2/01/19	45	54,710

		2,395,017

Natural Gas - 0.3%
DCP Midstream LLC
5.35%, 3/15/20 (b)	137	148,209
Energy Transfer Partners LP
6.70%, 7/01/18	127	147,915
7.50%, 7/01/38	410	483,789
EQT Corp.
8.125%, 6/01/19	234	290,114
Texas Eastern Transmission LP
7.30%, 12/01/10	160	161,570
TransCanada PipeLines Ltd.
6.35%, 5/15/67	120	112,200
Williams Partners LP
5.25%, 3/15/20	298	323,948

		1,667,745

Other Utility - 0.1%
Veolia Environnement
6.00%, 6/01/18	210	242,723

		4,305,485

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Gaz Capital SA for Gazprom
6.212%, 11/22/16 (b)	920	979,800
Petrobras International Finance Co.
5.75%, 1/20/20	680	752,791
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (b)	470	578,100

		2,310,691

Total Corporates - Investment Grades (cost $52,217,092)		57,392,789

GOVERNMENTS - TREASURIES - 7.8%
United States - 7.8%
U.S. Treasury Bonds
4.50%, 2/15/36	3,305	3,800,234
4.625%, 2/15/40	2,115	2,471,246
U.S. Treasury Notes
0.75%, 5/31/12	1,900	1,911,362

1.75%, 1/31/14	85	87,776
2.25%, 1/31/15	8,495	8,914,441
2.375%, 8/31/14	7,130	7,522,706
2.50%, 3/31/15	9,260	9,819,211
3.375%, 11/15/19	2,690	2,897,846
3.625%, 2/15/20	5,120	5,615,601

Total Governments - Treasuries (cost $40,516,300)		43,040,423

MORTGAGE PASS-THRU’S - 5.6%
Agency Fixed Rate 30-Year - 5.3%
Federal Home Loan Mortgage Corp. Gold Series 2005
4.50%, 8/01/35-10/01/35	1,363	1,427,300
5.50%, 1/01/35	1,433	1,534,644
Series 2007
5.50%, 7/01/35	151	162,559
Series 2008
6.50%, 5/01/35	55	61,216
Federal National Mortgage Association
5.50%, 1/01/35-6/01/38	4,779	5,101,850
6.00%, 8/01/37-8/01/38	7,707	8,293,408
6.50%, TBA	850	926,765
Series 2003
5.00%, 11/01/33	456	483,652
Series 2004
5.50%, 2/01/34-11/01/34	611	656,097
6.00%, 9/01/34-11/01/34	518	565,175
Series 2005
4.50%, 8/01/35	497	521,752
Series 2006
5.00%, 2/01/36	1,631	1,724,476
6.00%, 3/01/36	207	224,990
Series 2007
4.50%, 9/01/35-1/01/36	1,490	1,567,300
5.00%, 11/01/35-7/01/36	474	502,263
5.50%, 1/01/37-8/01/37	2,277	2,443,734
Series 2008
5.50%, 8/01/37	1,032	1,104,106
6.00%, 3/01/37	1,923	2,089,008

		29,390,295

Agency ARMs - 0.3%
Federal Home Loan Mortgage Corp. Series 2008
5.42%, 11/01/37 (c)	169	179,053
Federal National Mortgage Association
4.478%, 8/01/37 (d)	621	657,565
Series 2006
5.386%, 2/01/36 (c)	201	211,705
5.701%, 11/01/36 (d)	39	41,038
6.104%, 3/01/36 (c)	124	128,111
Series 2007

4.662%, 3/01/34 (c)	350	366,225

		1,583,697

Total Mortgage Pass-Thru’s (cost $29,937,559)		30,973,992

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%
Non-Agency Fixed Rate CMBS - 3.4%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5.346%, 9/10/47	315	346,795
Series 2006-5, Class A4
5.414%, 9/10/47	355	378,311
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4
5.907%, 9/11/38	250	279,094
Series 2007-PW18, Class A4
5.70%, 6/13/50	280	301,316
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.546%, 4/15/40	110	120,121
Series 2008-C7, Class A4
6.294%, 12/10/49	440	472,168
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4
5.306%, 12/10/46	130	135,154
Series 2007-C9, Class A4
6.01%, 12/10/49	650	707,513
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1, Class A4
4.75%, 1/15/37	70	73,943
Series 2005-C1, Class A4
5.014%, 2/15/38	260	279,249
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3
6.02%, 6/15/38	620	679,054
Series 2006-C4, Class A3
5.467%, 9/15/39	235	247,314
Series 2006-C5, Class A3
5.311%, 12/15/39	345	358,888
Federal Home Loan Mortgage Corp.
Series K008, Class A2
3.531%, 6/25/20	634	652,958
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A4
4.799%, 8/10/42	85	90,631
Series 2005-GG5, Class AJ
5.467%, 4/10/37	215	182,900
Series 2007-GG9, Class A2
5.381%, 3/10/39	341	353,488
Series 2007-GG9, Class A4
5.444%, 3/10/39	410	432,183
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6
5.396%, 8/10/38	80	87,263
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11, Class A4

5.335%, 8/12/37	170	185,687
Series 2006-CB14, Class A4
5.481%, 12/12/44	315	338,762
Series 2006-CB15, Class A4
5.814%, 6/12/43	595	647,784
Series 2006-CB16, Class A4
5.552%, 5/12/45	335	363,024
Series 2006-CB17, Class A4
5.429%, 12/12/43	350	372,750
Series 2007-CB18, Class A4
5.44%, 6/12/47	445	466,444
Series 2007-LD11, Class A4
6.006%, 6/15/49	770	795,612
Series 2007-LDPX, Class A3
5.42%, 1/15/49	475	494,198
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A4
5.437%, 6/15/29	40	43,323
Series 2006-C1, Class A4
5.156%, 2/15/31	1,095	1,191,020
Series 2006-C3, Class A4
5.661%, 3/15/39	285	308,520
Series 2006-C4, Class A4
6.08%, 6/15/38	275	302,997
Series 2006-C6, Class A4
5.372%, 9/15/39	660	718,103
Series 2006-C7, Class A3
5.347%, 11/15/38	195	208,650
Series 2007-C1, Class A4
5.424%, 2/15/40	210	221,235
Series 2008-C1, Class A2
6.324%, 4/15/41	650	720,443
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.414%, 11/12/37	40	43,953
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2, Class A4
6.103%, 6/12/46	110	122,312
Series 2006-3, Class A4
5.414%, 7/12/46	480	510,243
Series 2006-4, Class AM
5.204%, 12/12/49	265	236,330
Series 2007-9, Class A4
5.70%, 9/12/49	440	460,902
Morgan Stanley Capital I Series 2004-HQ4, Class A5
4.59%, 4/14/40	190	192,768
Series 2005-HQ5, Class A4
5.168%, 1/14/42	495	534,985
Series 2006-IQ12, Class A4
5.332%, 12/15/43	780	849,764
Series 2007-IQ13, Class A4
5.364%, 3/15/44	90	93,588
Series 2007-T27, Class A4
5.802%, 6/11/42	210	232,933
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A3
5.765%, 7/15/45	630	688,905
Series 2007-C31, Class A4

5.509%, 4/15/47	190	188,727
Series 2007-C32, Class A3
5.933%, 6/15/49	625	624,960

		18,337,265

Non-Agency Floating Rate CMBS - 0.0%
GS Mortgage Securities Corp. II Series 2007-EOP, Class E
0.698%, 3/06/20 (b)(d)	75	66,757

Total Commercial Mortgage-Backed Securities (cost $16,812,781)		18,404,022

AGENCIES - 1.8%
Agency Debentures - 1.8%
Citigroup Funding, Inc.
- FDIC Insured
0.355%, 5/05/11 (d)	2,175	2,175,959
Federal Farm Credit Bank
0.267%, 11/13/12 (d)	900	899,153
0.287%, 9/20/12 (d)	1,100	1,099,617
Federal National Mortgage Association
6.25%, 5/15/29	740	967,363
6.625%, 11/15/30	2,277	3,132,583
0.287%, 9/17/12 (d)	1,310	1,309,562

Total Agencies (cost $9,139,550)		9,584,237

CORPORATES - NON-INVESTMENT GRADES - 1.4%
Industrial - 0.8%
Basic - 0.2%
Ineos Group Holdings PLC
8.50%, 2/15/16 (b)	75	63,469
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)	100	111,000
Stora Enso Oyj
7.375%, 5/15/11	175	182,000
United States Steel Corp.
5.65%, 6/01/13	426	444,105
6.05%, 6/01/17	10	9,912
Westvaco Corp.
8.20%, 1/15/30	15	16,405
Weyerhaeuser Co.
7.375%, 3/15/32	110	112,025

		938,916

Capital Goods - 0.2%
Case New Holland, Inc.
7.875%, 12/01/17 (b)	146	158,592
Hanson Australia Funding Ltd.
5.25%, 3/15/13	120	120,750
Masco Corp.
6.125%, 10/03/16	530	538,809
Mohawk Industries, Inc.
6.875%, 1/15/16	245	255,106

Textron Financial Corp.
5.40%, 4/28/13	53	55,650

		1,128,907

Communications - Media - 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18 (b)	63	65,363
8.125%, 4/30/20 (b)	22	23,320
Clear Channel Communications, Inc.
5.50%, 9/15/14	185	118,631
CSC Holdings LLC
8.50%, 4/15/14	110	121,138
Interpublic Group of Cos., Inc. (The)
6.25%, 11/15/14	189	200,812
Univision Communications, Inc.
12.00%, 7/01/14 (b)	36	39,375

		568,639

Communications - Telecommunications - 0.0%
Qwest Communications International, Inc.
7.50%, 2/15/14	25	25,500
Windstream Corp.
7.875%, 11/01/17	120	125,100

		150,600

Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
7.45%, 7/16/31	190	198,075

Consumer Cyclical - Other - 0.0%
Wyndham Worldwide Corp.
6.00%, 12/01/16	70	73,026

Consumer Cyclical - Retailers - 0.1%
JC Penney Co., Inc.
5.65%, 6/01/20	385	392,219
Limited Brands, Inc.
6.90%, 7/15/17	25	26,500

		418,719

Consumer Non-Cyclical - 0.2%
Bausch & Lomb, Inc.
9.875%, 11/01/15	130	138,288
HCA, Inc.
7.875%, 2/15/20	115	125,781
8.50%, 4/15/19	35	39,025
Mylan, Inc.
7.625%, 7/15/17 (b)	30	31,913
7.875%, 7/15/20 (b)	165	176,756
Universal Health Services, Inc.
7.125%, 6/30/16	320	344,193

		855,956

Energy - 0.0%
Tesoro Corp.
6.50%, 6/01/17	185	182,225

Transportation - Airlines - 0.0%
UAL 2007-1 Pass Through Trust Series 071A
6.636%, 7/02/22		74	74,959

			4,590,022

Financial Institutions - 0.4%
Banking - 0.3%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	90	96,314
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (e)		200	180,631
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)	U.S.$	615	565,800
RBS Capital Trust III
5.512%, 9/30/14		125	89,062
Regions Financial Corp.
6.375%, 5/15/12		275	281,847
Union Planters Corp.
7.75%, 3/01/11		183	185,964

			1,399,618

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (e)		80	17,700
6.20%, 9/26/14 (e)		33	7,301
7.875%, 11/01/09-8/15/10 (e)		370	81,862
Series G
4.80%, 3/13/14 (e)		42	9,293

			116,156

Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14		28	27,160

Insurance - 0.1%
ING Capital Funding TR III
8.439%, 12/31/10		200	192,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		65	61,425
XL Capital Ltd
Series E
6.50%, 4/15/17		245	202,125

			455,550

			1,998,484

Utility - 0.2%
Electric - 0.2%
AES Corp. (The)
7.75%, 3/01/14-10/15/15		160	171,200
CMS Energy Corp.
8.75%, 6/15/19		165	197,013
Dynegy Holdings, Inc.
8.375%, 5/01/16		115	89,700
Edison Mission Energy
7.00%, 5/15/17		95	68,638

NRG Energy, Inc.
7.25%, 2/01/14	270	277,088
7.375%, 2/01/16	35	36,006
RRI Energy, Inc.
7.625%, 6/15/14	95	94,050

		933,695

Total Corporates - Non-Investment Grades (cost $7,167,171)		7,522,201

ASSET-BACKED SECURITIES - 0.5%
Credit Cards - Floating Rate - 0.4%
Chase Issuance Trust Series 2007-A1, Class A1
0.277%, 3/15/13 (d)	640	639,813
Discover Card Master Trust Series 2010-A1, Class A1
0.907%, 9/15/15 (d)	184	185,017
Series 2009-A1, Class A1
1.557%, 12/15/14 (d)	190	193,021
Series 2009-A2, Class A
1.557%, 2/17/15 (d)	200	203,378
MBNA Credit Card Master Note Trust Series 2005-A9, Class A9
0.297%, 4/15/13 (d)	660	659,880
Series 2006-A2, Class A2
0.317%, 6/15/15 (d)	170	168,977

		2,050,086

Home Equity Loans - Floating Rate - 0.1%
Bear Stearns Asset Backed Securities Trust Series 2007-HE3, Class M1
0.706%, 4/25/37 (d)(f)	100	2,185
Home Equity Asset Trust Series 2007-3, Class M1
0.606%, 8/25/37 (d)(f)	275	2,376
HSBC Home Equity Loan Trust Series 2007-1, Class M1
0.637%, 3/20/36 (d)	365	198,486
Indymac Residential Asset Backed Trust Series 2006-D, Class 2A2
0.366%, 11/25/36 (d)	204	159,017
Newcastle Mortgage Securities Trust Series 2007-1, Class 2A1
0.386%, 4/25/37 (d)	169	126,623
Option One Mortgage Loan Trust Series 2007-2, Class M1
0.616%, 3/25/37 (d)(f)	125	1,402
Residential Asset Securities Corp. Series 2003-KS3, Class A2
0.856%, 5/25/33 (d)	1	1,086

Soundview Home Equity Loan Trust Series 2007-OPT2, Class 2A2
0.386%, 7/25/37 (d)	300	192,259

		683,434

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF
3.95%, 1/25/33	176	157,384

Total Asset-Backed Securities (cost $3,699,747)		2,890,904

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Brazil - 0.1%
Republic of Brazil
8.25%, 1/20/34	555	801,975

Croatia - 0.1%
Republic of Croatia
6.75%, 11/05/19 (b)	450	491,625

Peru - 0.1%
Republic of Peru
8.75%, 11/21/33	405	601,425

Poland - 0.1%
Poland Government International Bond
3.875%, 7/16/15	404	419,655
6.375%, 7/15/19	60	70,987

		490,642

Russia - 0.1%
Russian Federation
7.50%, 3/31/30 (b)	277	330,859

Total Governments - Sovereign Bonds (cost $2,405,176)		2,716,526

CMOs - 0.5%
Agency Floating Rate - 0.4%
Fannie Mae REMICs Series 2005-83, Class KT
0.556%, 10/25/35 (d)	491	490,414
Series 2005-99, Class AF
0.606%, 12/25/35 (d)	487	487,204
Series 2006-20, Class BF
0.666%, 4/25/36 (d)	432	432,056
Series 2006-46, Class CF
0.676%, 6/25/36 (d)	481	480,826

		1,890,500

Non-Agency Fixed Rate - 0.1%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1
4.794%, 2/25/36	154	99,302
Series 2006-3, Class 22A1
5.354%, 5/25/36	205	95,377

Series 2007-1, Class 21A1
5.379%, 1/25/47	52	30,038
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4
5.118%, 5/25/35	74	66,867
Indymac Index Mortgage Loan Trust Series 2006-AR7, Class 4A1
5.617%, 5/25/36	65	34,347
Merrill Lynch Mortgage Investors, Inc. Series 2005-A8, Class A1C
1 5.25%, 8/25/36	56	54,369

		380,300

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust Series 2006-OA14, Class 3A1
1.236%, 11/25/46 (d)	165	73,792
Series 2007-OA3, Class M1
0.566%, 4/25/47 (d)(f)	185	499
Series 2005-62, Class 2A1
1.37%, 12/25/35 (d)	41	24,212

		98,503

Non-Agency ARMs - 0.0%
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (d)	97	67,125

Total CMOs (cost $2,968,617)		2,436,428

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
United Kingdom - 0.4%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (b)	1,338	1,347,921
2.625%, 5/11/12 (b)	695	713,842

Total Governments - Sovereign Agencies (cost $2,032,399)		2,061,763

INFLATION-LINKED SECURITIES - 0.3%
United States - 0.3%
U.S. Treasury Inflation Index 3.00%, 7/15/12 (TIPS) (cost $1,791,651)	1,734	1,841,174

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Kazakhstan - 0.0%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (b)	251	276,728

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)	460	506,198

Russia - 0.1%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (b)		486	546,750

Total Quasi-Sovereigns (cost $1,196,257)			1,329,676

	Shares
PREFERRED STOCKS - 0.2%
Utility - 0.1%
Other Utility - 0.1%
DTE Energy Trust I
7.80%		20,000	520,200

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)		200	217,875

Financial Institutions - 0.0%
Finance - 0.0%
Citigroup Capital XII
8.50%		7,000	184,940

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp. Series Z
8.375%		4,750	2,043
Federal National Mortgage Association
8.25%		5,750	2,501

			4,544

Total Preferred Stocks (cost $1,170,116)			927,559

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
State of California 7.625%, 3/01/40 (cost $464,624)	U.S.$	455	500,445

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Energy - 0.0%
Ecopetrol SA 7.625%, 7/23/19 (cost $124,590)		125	151,250

	Shares
WARRANTS - 0.0%
Financials - 0.0%
Henderson Land Development, expiring 6/01/11 (a) (cost $0)		19,400	5,551

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.7%
Time Deposit - 2.7%
State Street Time Deposit 0.01%, 10/01/10 (cost $15,070,000)	U.S.$	15,070	15,070,000

Total Investments - 99.7% (cost $495,828,827) (g)			547,915,416
Other assets less liabilities - 0.3% (h)			1,687,847

Net Assets - 100.0%			$549,603,263

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	5	December 2010	$190,864	$186,629	$(4,235)
TOPIX Index Futures	3	December 2010	293,162	297,017	3,855

					$(380)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
State Street Bank and Trust Co.:
Australian Dollar settling 11/15/10	479	$422,181	$460,687	$38,506
Australian Dollar settling 11/15/10	252	220,568	242,366	21,798
Australian Dollar settling 11/15/10	942	887,216	905,986	18,770
Australian Dollar settling 11/15/10	604	568,745	580,909	12,164
Australian Dollar settling 11/15/10	432	406,876	415,484	8,608
Australian Dollar settling 12/15/10	472	411,669	452,264	40,595
Australian Dollar settling 12/15/10	464	435,373	444,599	9,226
British Pound settling 11/15/10	1,596	2,466,011	2,506,399	40,388
British Pound settling 11/15/10	1,327	2,050,374	2,083,955	33,581
British Pound settling 11/15/10	218	336,836	342,353	5,517
British Pound settling 12/15/10	178	275,286	279,478	4,192
Canadian Dollar settling 11/15/10	450	425,741	436,920	11,179
Canadian Dollar settling 11/15/10	462	437,761	448,572	10,811
Canadian Dollar settling 11/15/10	476	459,775	462,165	2,390
Euro settling 11/15/10	575	743,682	783,621	39,939
Euro settling 11/15/10	335	421,480	456,544	35,064
Euro settling 11/15/10	1,022	1,359,996	1,392,802	32,806
Euro settling 11/15/10	352	471,219	479,713	8,494
Japanese Yen settling 11/15/10	195,835	2,301,991	2,346,778	44,787
Japanese Yen settling 11/15/10	47,125	541,368	564,720	23,352
Japanese Yen settling 11/15/10	39,332	453,269	471,332	18,063
Japanese Yen settling 12/15/10	199,631	2,381,208	2,393,144	11,936
New Zealand Dollar settling 11/15/10	880	614,619	643,512	28,893
New Zealand Dollar settling 11/15/10	432	301,722	315,906	14,184

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar settling 11/15/10	959	$698,325	$701,282	$2,957
New Zealand Dollar settling 12/15/10	1,935	1,384,415	1,411,639	27,224
Norwegian Krone settling 11/15/10	13,268	2,223,414	2,251,045	27,631
Norwegian Krone settling 11/15/10	12,891	2,160,237	2,187,083	26,846
Norwegian Krone settling 12/15/10	7,590	1,220,970	1,285,683	64,713
Swedish Krona settling 11/15/10	15,031	2,120,327	2,227,536	107,209
Swedish Krona settling 11/15/10	10,613	1,497,108	1,572,806	75,698
Swedish Krona settling 11/15/10	4,135	554,461	612,791	58,330
Swedish Krona settling 11/15/10	1,386	189,042	205,400	16,358
Swedish Krona settling 12/15/10	9,219	1,235,534	1,365,088	129,554
Swedish Krona settling 12/15/10	2,793	382,799	413,568	30,769
Swiss Franc settling 11/15/10	1,377	1,310,380	1,401,864	91,484
Swiss Franc settling 11/15/10	771	748,944	784,922	35,978
Swiss Franc settling 11/15/10	1,654	1,648,708	1,683,866	35,158
Swiss Franc settling 11/15/10	402	387,537	409,259	21,722
Swiss Franc settling 11/15/10	445	432,270	453,036	20,766
Swiss Franc settling 11/15/10	303	299,478	308,471	8,993
Swiss Franc settling 11/15/10	378	376,374	384,825	8,451
Swiss Franc settling 12/15/10	833	830,575	848,303	17,728
Sale Contracts:
State Street Bank and Trust Co.:
Australian Dollar settling 11/15/10	684	585,778	657,850	(72,072)
British Pound settling 11/15/10	2,249	3,580,790	3,531,887	48,903
British Pound settling 11/15/10	119	184,853	186,881	(2,028)
British Pound settling 11/15/10	218	332,145	342,353	(10,208)
British Pound settling 11/15/10	269	411,536	422,445	(10,909)
British Pound settling 11/15/10	423	653,252	664,290	(11,038)
British Pound settling 11/15/10	857	1,333,621	1,345,855	(12,234)
British Pound settling 11/15/10	546	844,509	857,452	(12,943)
British Pound settling 11/15/10	456	694,762	716,114	(21,352)
British Pound settling 11/15/10	405	614,563	636,022	(21,459)
British Pound settling 11/15/10	1,327	2,061,335	2,083,955	(22,620)
British Pound settling 11/15/10	384	578,865	603,044	(24,179)
British Pound settling 12/15/10	178	276,439	279,477	(3,038)
Canadian Dollar settling 11/15/10	2,113	2,060,318	2,051,585	8,733
Canadian Dollar settling 11/15/10	2,019	1,968,661	1,960,317	8,344
Canadian Dollar settling 11/15/10	203	190,809	197,100	(6,291)
Canadian Dollar settling 12/15/10	229	221,655	222,181	(526)
Canadian Dollar settling 12/15/10	3,228	3,099,554	3,131,875	(32,321)
Euro settling 10/28/10	164	207,074	222,968	(15,894)
Euro settling 11/15/10	151	191,855	205,786	(13,931)
Euro settling 11/15/10	155	195,994	211,237	(15,243)
Euro settling 11/15/10	370	474,569	504,243	(29,674)
Euro settling 11/15/10	970	1,226,546	1,321,936	(95,390)
Euro settling 11/15/10	3,217	4,280,926	4,384,192	(103,266)
Euro settling 11/15/10	1,932	2,442,975	2,632,968	(189,993)
Euro settling 12/15/10	701	892,829	955,111	(62,282)
Japanese Yen settling 11/15/10	39,332	468,936	471,333	(2,397)
Japanese Yen settling 11/15/10	19,698	233,380	236,050	(2,670)
Japanese Yen settling 11/15/10	64,884	773,580	777,534	(3,954)
Japanese Yen settling 11/15/10	52,994	626,889	635,051	(8,162)
Japanese Yen settling 11/15/10	39,390	461,744	472,028	(10,284)
Japanese Yen settling 12/15/10	34,329	402,554	411,531	(8,977)
New Zealand Dollar settling 11/15/10	440	319,374	321,756	(2,382)
New Zealand Dollar settling 11/15/10	587	426,491	429,252	(2,761)
New Zealand Dollar settling 11/15/10	440	307,235	321,756	(14,521)
New Zealand Dollar settling 11/15/10	804	561,401	587,936	(26,535)
Swiss Franc settling 11/15/10	1,452	1,399,761	1,478,219	(78,458)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the aggregate market value of these securities amounted to $14,313,829 or 2.6% of net assets.
(c)	Variable rate coupon, rate shown as of September 30, 2010.
(d)	Floating Rate Security. Stated interest rate was in effect at September 30, 2010.
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.
(g)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,828,903 and gross unrealized depreciation of investments was $(10,742,314), resulting in net unrealized appreciation of $52,086,589.
(h)	An amount of U.S. $24,421 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2010.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2010, the fund’s total exposure to subprime investments was 0.25% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

Currency Abbreviations:

EUR	-	Euro

Glossary:

ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOS	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$57,688,411	$45,914,661	$—	$103,603,072
Consumer Discretionary	36,821,000	13,013,528	—	49,834,528
Information Technology	33,108,681	5,030,260	—	38,138,941
Health Care	28,666,900	4,013,363	—	32,680,263
Energy	25,023,132	7,359,108	—	32,382,240
Industrials	21,474,447	10,571,709	—	32,046,156
Consumer Staples	14,659,781	11,294,772	—	25,954,553
Materials	10,740,048	8,154,027	—	18,894,075
Telecommunication Services	6,519,674	3,246,215	—	9,765,889
Utilities	5,914,984	1,851,775	—	7,766,759
Corporates - Investment Grades	—	56,894,869	497,920	57,392,789
Governments - Treasuries	—	43,040,423	—	43,040,423
Mortgage Pass-Thru’s	—	30,973,992	—	30,973,992
Commercial Mortgage-Backed Securities	—	14,767,464	3,636,558	18,404,022
Agencies	—	9,584,237	—	9,584,237
Corporates - Non-Investment Grades	—	7,447,242	74,959	7,522,201
Asset-Backed Securities	—	2,050,086	840,818	2,890,904
Governments - Sovereign Bonds	—	2,716,526	—	2,716,526
CMOs	—	1,890,500	545,928	2,436,428
Governments - Sovereign Agencies	—	2,061,763	—	2,061,763
Inflation-Linked Securities	—	1,841,174	—	1,841,174
Quasi-Sovereigns	—	1,329,676	—	1,329,676
Preferred Stocks	705,140	222,419	—	927,559
Local Governments - Municipal Bonds	—	500,445	—	500,445
Emerging Markets - Corporate Bonds	—	151,250	—	151,250
Warrants	5,551	—	—	5,551
Short-Term Investments	—	15,070,000	—	15,070,000

Total Investments in Securities	241,327,749	300,991,484+	5,596,183	547,915,416
Other Financial Instruments* :
Assets
Futures Contracts	3,855	—	—	3,855
Forward Currency Exchange Contracts	—	1,388,792	—	1,388,792
Liabilities
Futures Contracts	(4,235)	—	—	(4,235)
Forward Currency Exchange Contracts	—	(949,992)	—	(949,992)

Total	$241,327,369	$301,430,284	$5,596,183	$548,353,836

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage-Backed Securities	Corporates - Non-Investment Grades	Asset-Backed Securities
Balance as of 12/31/09	$368,661	$871,864	$65,766	$982,613
Accrued discounts /premiums	(101)	12,520	79	448
Realized gain (loss)	35,551	11	68	(222,300)
Change in unrealized appreciation/depreciation	(35,162)	540,145	12,566	480,213
Net purchases (sales)	128,971	638,840	(3,520)	(400,156)
Transfers in to Level 3	—	1,573,178	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 9/30/10	$497,920	$3,636,558	$74,959	$840,818

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/10	$(2,080)	$535,836	$12,566	$140,957

	CMOs	Warrants	Total
Balance as of 12/31/09	$623,013	$426,096	$3,338,013
Accrued discounts /premiums	(4)	—	12,942
Realized gain (loss)	(6,267)	(291,972)	(484,909)
Change in unrealized appreciation/depreciation	298,536	98,827	1,395,125
Net purchases (sales)	(369,350)	(232,951)	(238,166)
Transfers in to Level 3	—	—	1,573,178
Transfers out of Level 3	—	—	—

Balance as of 9/30/10	$545,928	$—	$5,596,183

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/10	$27,992	$—	$715,271

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 18.8%
Capital Markets - 3.4%
Bank of New York Mellon Corp. (The)	71,200	$1,860,456
Credit Suisse Group AG (Sponsored ADR)	42,700	1,817,312
Greenhill & Co., Inc.	32,800	2,601,696

		6,279,464

Commercial Banks - 7.1%
Bank of Montreal	35,200	2,032,800
Bank Rakyat Indonesia	1,855,500	2,077,592
BOC Hong Kong Holdings Ltd.	624,000	1,971,907
Itau Unibanco Holding SA (ADR) (a)(b)	21,600	522,288
Itau Unibanco Holding SA (ADR)	71,070	1,718,473
Siam Commercial Bank PCL	637,600	2,174,353
Standard Chartered PLC	95,065	2,729,742

		13,227,155

Consumer Finance - 1.8%
Green Dot Corp. (a)	34,397	1,667,566
SKS Microfinance Ltd. (a)	55,250	1,644,344

		3,311,910

Insurance - 1.0%
China Life Insurance Co., Ltd. - Class H	496,000	1,961,127

Real Estate Management & Development - 4.4%
Ciputra Development TBK PT (a)	31,757,000	1,353,816
Hang Lung Group Ltd.	285,000	1,858,349
Kerry Properties Ltd.	414,500	2,247,401
Sun Hung Kai Properties Ltd.	157,000	2,695,152

		8,154,718

Thrifts & Mortgage Finance - 1.1%
Housing Development Finance Corp.	123,100	1,995,283

		34,929,657

Information Technology - 16.2%
Communications Equipment - 2.1%
Juniper Networks, Inc. (a)	61,600	1,869,560
QUALCOMM, Inc.	43,400	1,958,208

		3,827,768

Computers & Peripherals - 3.1%
Apple, Inc. (a)	7,240	2,054,350
Isilon Systems, Inc. (a)	85,200	1,898,256
Toshiba Corp.	392,000	1,895,715

		5,848,321

Electronic Equipment, Instruments & Components - 0.8%
Dolby Laboratories, Inc. - Class A (a)	25,500	1,448,655

Internet Software & Services - 3.6%
Google, Inc. - Class A (a)	4,000	2,103,160
Rackspace Hosting, Inc. (a)	93,400	2,426,532

Tencent Holdings Ltd.	96,800	2,107,133

		6,636,825

Semiconductors & Semiconductor Equipment - 1.6%
Netlogic Microsystems, Inc. (a)	109,900	3,031,042

Software - 5.0%
Intuit, Inc. (a)	39,900	1,748,019
Red Hat, Inc. (a)	47,200	1,935,200
Salesforce.com, Inc. (a)	15,300	1,710,540
Temenos Group AG (a)	67,040	2,056,007
VMware, Inc. - Class A (a)	22,100	1,877,174

		9,326,940

		30,119,551

Consumer Discretionary - 13.4%
Auto Components - 1.3%
Johnson Controls, Inc.	76,500	2,333,250

Automobiles - 2.6%
Byd Co., Ltd. - Class H	293,500	2,343,355
Volkswagen AG (Preference Shares)	21,486	2,591,906

		4,935,261

Hotels, Restaurants & Leisure - 2.5%
Ctrip.com International Ltd. (ADR) (a)	54,600	2,607,150
Starwood Hotels & Resorts Worldwide, Inc.	37,700	1,981,135

		4,588,285

Household Durables - 1.2%
Rinnai Corp.	38,800	2,284,870

Internet & Catalog Retail - 3.4%
Amazon.com, Inc. (a)	16,000	2,512,960
NetFlix, Inc. (a)	11,800	1,913,488
priceline.com, Inc. (a)	5,700	1,985,538

		6,411,986

Media - 2.4%
Publicis Groupe SA	42,900	2,039,250
Walt Disney Co. (The)	73,100	2,420,341

		4,459,591

		25,013,243

Industrials - 13.2%
Construction & Engineering - 2.1%
IVRCL Infrastructures & Projects Ltd.	399,200	1,424,992
Shaw Group, Inc. (The) (a)	71,800	2,409,608

		3,834,600

Electrical Equipment - 2.2%
A123 Systems, Inc. (a)	250,300	2,245,191
Babcock & Wilcox Co. (a)	82,800	1,761,984

		4,007,175

Industrial Conglomerates - 1.1%
Jaiprakash Associates Ltd.	745,700	2,002,779

Machinery - 5.3%
Fanuc Ltd.	21,200	2,705,975
Japan Steel Works Ltd. (The)	248,000	2,336,635
NGK Insulators Ltd.	180,000	2,998,971
Weg SA	171,900	1,879,521

		9,921,102

Road & Rail - 0.9%
Canadian National Railway Co.	27,700	1,773,354

Trading Companies & Distributors - 1.6%
Mitsubishi Corp.	128,200	3,045,919

		24,584,929

Materials - 13.0%
Chemicals - 3.9%
Linde AG	14,400	1,873,047
Monsanto Co.	73,900	3,542,027
Stella Chemifa Corp.	54,900	1,912,646

		7,327,720

Metals & Mining - 7.4%
ArcelorMittal (New York)	81,400	2,684,572
Barrick Gold Corp.	55,000	2,545,950
BHP Billiton Ltd. (Sponsored ADR)	36,500	2,785,680
Freeport-McMoRan Copper & Gold, Inc.	33,100	2,826,409
Impala Platinum Holdings Ltd.	113,336	2,919,344

		13,761,955

Paper & Forest Products - 1.7%
Weyerhaeuser Co.	198,437	3,127,367

		24,217,042

Energy - 11.3%
Energy Equipment & Services - 4.8%
Nabors Industries Ltd. (a)	157,000	2,835,420
Saipem SpA	68,600	2,757,207
Schlumberger Ltd.	52,700	3,246,847

		8,839,474

Oil, Gas & Consumable Fuels - 6.5%
Cameco Corp.	81,643	2,269,404
Denbury Resources, Inc. (a)	239,400	3,804,066
Noble Energy, Inc.	24,500	1,839,705
Occidental Petroleum Corp.	29,500	2,309,850
Petroleo Brasileiro SA (ADR)	54,000	1,958,580

		12,181,605

		21,021,079

Health Care - 8.8%
Biotechnology - 2.4%
Cepheid, Inc. (a)	107,200	2,005,712
Genomic Health, Inc. (a)	176,000	2,351,360

		4,357,072

Health Care Providers & Services - 1.5%
Medco Health Solutions, Inc. (a)	53,500	2,785,210

Health Care Technology - 1.3%
athenahealth, Inc. (a)	74,000	2,443,480

Life Sciences Tools & Services - 2.5%
Illumina, Inc. (a)	46,200	2,273,040
QIAGEN NV (a)	69,300	1,229,382
WuXi PharmaTech Cayman, Inc. (ADR) (a)	71,400	1,225,224

		4,727,646

Pharmaceuticals - 1.1%
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	37,900	1,999,225

		16,312,633

Consumer Staples - 3.0%
Beverages - 1.0%
Heckmann Corp. (a)	503,048	1,961,887

Food Products - 2.0%
Besunyen Holdings Co. (a)	2,295,000	1,094,428
Chaoda Modern Agriculture Holdings Ltd.	3,088,000	2,569,780

		3,664,208

		5,626,095

Telecommunication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Softbank Corp.	62,400	2,041,758

Total Common Stocks (cost $158,363,272)		183,865,987

	Contracts (c)
OPTIONS PURCHASED - CALLS - 0.5%
SPDR S&P Homebuilders ETF Expiration: Jan ‘11, Exercise Price: $17.5 (a)	12,800	716,800
Market Vectors Gold Miners Expiration: Jan ‘12, Exercise Price: $65.0 (a)	350	182,000

Total Options Purchased - Calls (cost $948,883)		898,800

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.2%
Time Deposit - 0.2%
State Street Time Deposit 0.01%, 10/01/10 (cost $489,000)	$489	489,000

Total Investment - 99.5% (cost $159,801,155) (d)	185,253,787
Other assets less liabilities - 0.5%	895,907

Net Assets - 100.0%	$186,149,694

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
State Street Bank and Trust Co.:
British Pound settling 10/15/10	1,460	$2,203,885	$2,293,332	$89,447
British Pound settling 10/15/10	3,275	5,058,794	5,144,289	85,495
Euro settling 10/15/10	5,636	7,124,975	7,682,659	557,684

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the market value of this security amounted to $522,288 or 0.3% of net assets.
(c)	One contract relates to 100 shares.
(d)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,678,893 and gross unrealized depreciation of investments was $(5,226,261), resulting in net unrealized appreciation of $25,452,632.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN *

47.5%	United States
10.4%	Japan
6.1%	Hong Kong
6.1%	China
4.7%	Canada
3.8%	India
3.3%	Brazil
2.4%	Germany
2.1%	Netherlands
2.1%	Switzerland
1.8%	Indonesia
1.6%	South Africa
1.5%	Australia
6.3%	Other
0.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2010. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: France, Israel, Italy, Thailand and United Kingdom.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$11,698,303	$23,231,354	$—	$34,929,657
Information Technology	24,060,696	6,058,855	—	30,119,551
Consumer Discretionary	15,753,862	9,259,381	—	25,013,243
Industrials	10,069,658	14,515,271	—	24,584,929
Materials	17,512,005	6,705,037	—	24,217,042
Energy	18,263,872	2,757,207	—	21,021,079
Health Care	16,312,633	—	—	16,312,633
Consumer Staples	3,056,315	2,569,780	—	5,626,095
Telecommunication Services	—	2,041,758	—	2,041,758
Options Purchased - Calls	—	898,800	—	898,800
Short-Term Investments	—	489,000	—	489,000

Total Investments in Securities	116,727,344	68,526,443+	—	185,253,787
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	732,626	—	732,626
Liabilities	—	—	—	—

Total	$116,727,344	$69,259,069	$—	$185,986,413

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Information Technology - 35.3%
Communications Equipment - 4.9%
Cisco Systems, Inc.(a)	108,920	$2,385,348
Juniper Networks, Inc.(a)	39,600	1,201,860
QUALCOMM, Inc.	22,300	1,006,176

		4,593,384

Computers & Peripherals - 12.7%
Apple, Inc.(a)	25,900	7,349,125
EMC Corp.(a)	58,200	1,182,042
Hewlett-Packard Co.	51,530	2,167,867
NetApp, Inc.(a)	20,770	1,034,139

		11,733,173

Internet Software & Services - 3.7%
Google, Inc. - Class A(a)	6,575	3,457,069

IT Services - 3.5%
Cognizant Technology Solutions Corp. - Class A(a)	22,850	1,473,139
VeriFone Systems, Inc.(a)	31,100	966,277
Visa, Inc. - Class A	10,460	776,760

		3,216,176

Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	21,100	662,118
Broadcom Corp. - Class A	20,100	711,339
KLA-Tencor Corp.	17,500	616,525
Marvell Technology Group Ltd.(a)	47,000	822,970
NVIDIA Corp.(a)	84,200	983,456

		3,796,408

Software - 6.4%
Citrix Systems, Inc.(a)	9,900	675,576
Microsoft Corp.	34,500	844,905
Oracle Corp.	102,240	2,745,144
Red Hat, Inc.(a)	14,400	590,400
VMware, Inc. - Class A(a)	12,500	1,061,750

		5,917,775

		32,713,985

Consumer Discretionary - 17.6%
Auto Components - 0.5%
Johnson Controls, Inc.	16,000	488,000

Hotels, Restaurants & Leisure - 5.0%
McDonald’s Corp.	26,010	1,938,005
Starbucks Corp.	43,900	1,122,962
Yum! Brands, Inc.	33,570	1,546,234

		4,607,201

Internet & Catalog Retail - 1.1%
Amazon.com, Inc.(a)	6,700	1,052,302

Media - 2.9%
Comcast Corp. - Class A	51,550	932,024

News Corp. - Class A	90,210	1,178,142
Walt Disney Co. (The)	19,070	631,408

		2,741,574

Multiline Retail - 3.4%
Kohl’s Corp.(a)	24,970	1,315,420
Target Corp.	34,090	1,821,769

		3,137,189

Specialty Retail - 1.7%
Advance Auto Parts, Inc.	6,300	369,684
Bed Bath & Beyond, Inc.(a)	18,300	794,403
Home Depot, Inc.	11,800	373,824

		1,537,911

Textiles, Apparel & Luxury Goods - 3.0%
Coach, Inc.	8,500	365,160
NIKE, Inc. - Class B	15,320	1,227,745
Phillips-Van Heusen Corp.	6,300	379,008
Polo Ralph Lauren Corp. - Class A	8,900	799,754

		2,771,667

		16,335,844

Industrials - 13.4%
Aerospace & Defense - 2.4%
Boeing Co. (The)	19,360	1,288,214
United Technologies Corp.	12,460	887,526

		2,175,740

Air Freight & Logistics - 2.6%
FedEx Corp.	15,000	1,282,500
United Parcel Service, Inc. - Class B	17,500	1,167,075

		2,449,575

Airlines - 1.2%
Continental Airlines, Inc. - Class B(a)	43,200	1,073,088

Electrical Equipment - 1.9%
Cooper Industries PLC	12,200	596,946
Emerson Electric Co.	22,380	1,178,531

		1,775,477

Machinery - 3.1%
Danaher Corp.	19,320	784,585
Dover Corp.	17,710	924,639
Flowserve Corp.	11,000	1,203,620

		2,912,844

Road & Rail - 2.2%
Union Pacific Corp.	24,990	2,044,182

		12,430,906

Energy - 11.1%
Energy Equipment & Services - 2.7%
Cameron International Corp.(a)	18,940	813,662
Schlumberger Ltd.	27,085	1,668,707

		2,482,369

Oil, Gas & Consumable Fuels - 8.4%
Chevron Corp.	2,300	186,415
EOG Resources, Inc.	17,300	1,608,381
Noble Energy, Inc.	26,610	1,998,145
Occidental Petroleum Corp.	15,900	1,244,970
Petroleo Brasileiro SA (ADR)	31,080	1,127,272
Suncor Energy, Inc. (New York)	48,900	1,591,695

		7,756,878

		10,239,247

Health Care - 9.7%
Biotechnology - 3.5%
Amylin Pharmaceuticals, Inc.(a)	17,400	362,790
Celgene Corp.(a)	14,270	822,095
Gilead Sciences, Inc.(a)	30,180	1,074,710
Human Genome Sciences, Inc.(a)	20,200	601,758
Vertex Pharmaceuticals, Inc.(a)	11,600	401,012

		3,262,365

Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	2,385	397,794
Covidien PLC	15,640	628,572
Varian Medical Systems, Inc.(a)	3,700	223,850

		1,250,216

Health Care Providers & Services - 2.1%
Express Scripts, Inc. - Class A(a)	23,600	1,149,320
McKesson Corp.	12,300	759,894

		1,909,214

Pharmaceuticals - 2.8%
Abbott Laboratories	14,500	757,480
Merck & Co., Inc.	11,110	408,959
Pfizer, Inc.	25,540	438,522
Shire PLC (ADR)	5,700	383,496
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	11,050	582,887

		2,571,344

		8,993,139

Consumer Staples - 5.0%
Beverages - 2.7%
Coca-Cola Enterprises, Inc.	8,100	251,100
PepsiCo, Inc.	32,950	2,189,198

		2,440,298

Food & Staples Retailing - 2.3%
Kroger Co. (The)	36,400	788,424
Wal-Mart Stores, Inc.	25,600	1,370,112

		2,158,536

		4,598,834

Financials - 4.4%
Capital Markets - 1.2%
Franklin Resources, Inc.	3,740	399,806

Goldman Sachs Group, Inc. (The)	4,870	704,105

		1,103,911

Commercial Banks - 0.8%
Wells Fargo & Co.	28,110	706,404

Diversified Financial Services - 1.5%
CME Group, Inc. - Class A	1,650	429,743
IntercontinentalExchange, Inc.(a)	3,800	397,936
JPMorgan Chase & Co.	15,860	603,790

		1,431,469

Insurance - 0.9%
Aflac, Inc.	9,300	480,903
Axis Capital Holdings Ltd.	5,030	165,688
Principal Financial Group, Inc.	7,900	204,768

		851,359

		4,093,143

Materials - 2.9%
Chemicals - 1.6%
Dow Chemical Co. (The)	25,400	697,484
Praxair, Inc.	8,800	794,288

		1,491,772

Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	13,790	1,177,528

		2,669,300

Total Common Stocks (cost $78,826,489)		92,074,398

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
State Street Time Deposit 0.01%, 10/01/10 (cost $572,000)	$572	572,000

Total Investments - 100.0% (cost $79,398,489)(b)		92,646,398
Other assets less liabilities - 0.0%		(20,541)

Net Assets - 100.0%		$92,625,857

(a)	Non-income producing security.
(b)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,109,951 and gross unrealized depreciation of investments was $(862,042), resulting in net unrealized appreciation of $13,247,909.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Growth Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$92,074,398	$—	$—	$92,074,398
Short-Term Investments	—	572,000	—	572,000

Total Investments in Securities	92,074,398	572,000	—	92,646,398
Other Financial Instruments*	—	—	—	—

Total	$92,074,398	$572,000	$—	$92,646,398

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 20.4%
Capital Markets - 4.7%
BlackRock, Inc. - Class A	45,650	$7,771,913
Franklin Resources, Inc.	76,100	8,135,090
Goldman Sachs Group, Inc. (The)	66,400	9,600,112
Northern Trust Corp.	161,200	7,776,288
SEI Investments Co.	157,400	3,201,516
State Street Corp.	230,120	8,666,319

		45,151,238

Commercial Banks - 1.9%
PNC Financial Services Group, Inc.	264,670	13,739,020
Wells Fargo & Co.	175,100	4,400,263

		18,139,283

Diversified Financial Services - 4.3%
Bank of America Corp.	500,600	6,562,866
IntercontinentalExchange, Inc. (a)	71,700	7,508,424
JPMorgan Chase & Co.	712,580	27,127,920

		41,199,210

Insurance - 9.5%
ACE Ltd.	442,090	25,751,743
Arch Capital Group Ltd. (a)	99,894	8,371,117
Axis Capital Holdings Ltd.	744,260	24,515,924
Loews Corp.	194,920	7,387,468
RenaissanceRe Holdings Ltd.	93,980	5,635,041
Transatlantic Holdings, Inc.	75,100	3,816,582
Travelers Cos., Inc. (The)	304,590	15,869,139

		91,347,014

		195,836,745

Health Care - 15.5%
Biotechnology - 3.9%
Amgen, Inc. (a)	674,200	37,155,162

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp. - Class A	256,010	7,849,266
Cardinal Health, Inc.	194,100	6,413,064
Medco Health Solutions, Inc. (a)	138,294	7,199,586
Quest Diagnostics, Inc.	68,400	3,452,148
UnitedHealth Group, Inc.	735,600	25,826,916

		50,740,980

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (a)	77,200	3,696,336

Pharmaceuticals - 5.9%
Abbott Laboratories	149,900	7,830,776
Eli Lilly & Co.	191,100	6,980,883
Endo Pharmaceuticals Holdings, Inc. (a)	141,575	4,705,953
Forest Laboratories, Inc. (a)	381,619	11,803,476
Merck & Co., Inc.	288,489	10,619,280

Pfizer, Inc.	859,260	14,753,494

		56,693,862

		148,286,340

Industrials - 13.8%
Aerospace & Defense - 5.0%
Goodrich Corp.	67,000	4,939,910
Honeywell International, Inc.	402,600	17,690,244
ITT Corp.	76,100	3,563,763
L-3 Communications Holdings, Inc.	45,660	3,299,848
Raytheon Co.	267,510	12,227,882
United Technologies Corp.	93,500	6,660,005

		48,381,652

Construction & Engineering - 1.1%
URS Corp. (a)	281,200	10,679,976

Electrical Equipment - 3.5%
AMETEK, Inc.	194,500	9,291,265
Emerson Electric Co.	290,100	15,276,666
Hubbell, Inc. - Class B	170,920	8,674,190

		33,242,121

Machinery - 3.0%
Dover Corp.	479,600	25,039,916
Joy Global, Inc.	53,440	3,757,901
Valmont Industries, Inc.	1,300	94,120

		28,891,937

Road & Rail - 1.2%
Norfolk Southern Corp.	186,300	11,086,713

		132,282,399

Energy - 13.4%
Energy Equipment & Services - 2.3%
Helmerich & Payne, Inc.	225,500	9,123,730
Noble Corp.	190,940	6,451,863
Oceaneering International, Inc. (a)	122,090	6,575,767

		22,151,360

Oil, Gas & Consumable Fuels - 11.1%
BP PLC (Sponsored ADR)	615,800	25,352,486
Chevron Corp.	480,300	38,928,315
Exxon Mobil Corp.	551,300	34,064,827
Occidental Petroleum Corp.	101,140	7,919,262

		106,264,890

		128,416,250

Information Technology - 11.9%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	230,500	5,047,950

Computers & Peripherals - 2.5%
EMC Corp. (a)	338,200	6,868,842
Hewlett-Packard Co.	391,700	16,478,819

		23,347,661

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc. (a)	143,573	3,837,706

IT Services - 2.5%
Amdocs Ltd. (a)	304,000	8,712,640
Hewitt Associates, Inc. - Class A (a)	107,000	5,396,010
Teradata Corp. (a)	102,900	3,967,824
VeriFone Systems, Inc. (a)	195,539	6,075,396

		24,151,870

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	706,800	13,591,764
Texas Instruments, Inc.	135,870	3,687,512

		17,279,276

Software - 4.2%
Autodesk, Inc. (a)	110,495	3,532,525
Intuit, Inc. (a)	80,600	3,531,086
MICROS Systems, Inc. (a)	184,020	7,789,567
Microsoft Corp.	717,000	17,559,330
Oracle Corp.	297,200	7,979,820

		40,392,328

		114,056,791

Consumer Discretionary - 9.4%
Media - 6.9%
Comcast Corp. - Class A	1,490,460	26,947,517
Interpublic Group of Cos., Inc. (The) (a)	688,920	6,909,867
News Corp. - Class A	1,105,030	14,431,692
Time Warner, Inc.	569,306	17,449,229

		65,738,305

Multiline Retail - 2.5%
Kohl’s Corp. (a)	154,110	8,118,515
Target Corp.	302,000	16,138,880

		24,257,395

		89,995,700

Consumer Staples - 7.6%
Beverages - 0.8%
Molson Coors Brewing Co. - Class B	166,600	7,866,852

Food & Staples Retailing - 1.7%
Kroger Co. (The)	732,628	15,868,722

Food Products - 1.0%
ConAgra Foods, Inc.	277,055	6,078,587
General Mills, Inc.	92,100	3,365,334

		9,443,921

Household Products - 0.7%
Kimberly-Clark Corp.	106,300	6,914,815

Tobacco - 3.4%
Lorillard, Inc.	228,460	18,347,623

Philip Morris International, Inc.	261,500	14,649,230

		32,996,853

		73,091,163

Telecommunication Services - 5.2%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	881,900	25,222,340
Qwest Communications International, Inc.	3,966,600	24,870,582

		50,092,922

Utilities - 1.8%
Gas Utilities - 0.9%
Energen Corp.	192,400	8,796,528

Multi-Utilities - 0.9%
DTE Energy Co.	187,200	8,598,096

		17,394,624

Total Common Stocks (cost $873,999,209)		949,452,934

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.8%
Time Deposit - 1.8%
State Street Time Deposit 0.01%, 10/01/10 (cost $16,685,000)	$16,685	16,685,000

Total Investments - 100.8% (cost $890,684,209) (b)		966,137,934
Other assets less liabilities - (0.8)%		(7,466,453)

Net Assets - 100.0%		$958,671,481

(a)	Non-income producing security.
(b)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $107,601,149 and gross unrealized depreciation of investments was $(32,147,424), resulting in net unrealized appreciation of $75,453,725.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	–	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$949,452,934	$—	$—	$949,452,934
Short-Term Investments	—	16,685,000	—	16,685,000

Total Investments in Securities	949,452,934	16,685,000	—	966,137,934
Other Financial Instruments*	—	—	—	—

Total	$949,452,934	$16,685,000	$—	$966,137,934

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 32.1%
Industrial - 15.8%
Basic - 2.8%
Alcoa, Inc.
6.75%, 7/15/18	U.S.$	178	$191,817
Anglo American Capital PLC
9.375%, 4/08/19 (a)		315	424,769
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		250	264,471
ArcelorMittal
6.125%, 6/01/18		555	600,241
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		407	490,780
Dow Chemical Co. (The)
7.375%, 11/01/29		15	17,305
7.60%, 5/15/14		241	281,498
8.55%, 5/15/19		313	395,222
Eastman Chemical Co.
5.50%, 11/15/19		93	103,110
International Paper Co.
7.50%, 8/15/21		208	248,833
7.95%, 6/15/18		310	375,952
Packaging Corp. of America
5.75%, 8/01/13		155	167,608
PPG Industries, Inc.
5.75%, 3/15/13		455	498,316
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18		460	554,720
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)		124	140,740

			4,755,382

Capital Goods - 0.5%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		41	44,738
Owens Corning
6.50%, 12/01/16		265	286,697
Republic Services, Inc.
5.25%, 11/15/21		150	165,730
5.50%, 9/15/19		230	259,093

			756,258

Communications - Media - 2.7%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		170	193,256
CBS Corp.
8.875%, 5/15/19		420	547,493
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		280	394,898
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14		160	174,750
6.375%, 6/15/15		216	223,560
News America Holdings, Inc.
9.25%, 2/01/13		235	274,411

News America, Inc.
6.55%, 3/15/33	210	234,390
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	185	243,394
RR Donnelley & Sons Co.
4.95%, 4/01/14	65	67,439
5.50%, 5/15/15	185	194,345
11.25%, 2/01/19	255	321,144
TCI Communications, Inc.
7.875%, 2/15/26	210	260,177
Time Warner Cable, Inc.
7.50%, 4/01/14	145	170,903
Time Warner Entertainment Co. LP
8.375%, 3/15/23	550	725,444
WPP Finance UK
8.00%, 9/15/14	415	494,929

		4,520,533

Communications - Telecommunications - 1.9%
America Movil SAB de CV
5.00%, 3/30/20	425	458,378
American Tower Corp.
5.05%, 9/01/20	340	348,227
AT&T Corp.
8.00%, 11/15/31	20	26,754
British Telecommunications PLC
9.375%, 12/15/10	310	314,896
Embarq Corp.
7.082%, 6/01/16	445	494,575
Qwest Corp.
7.50%, 10/01/14	400	452,000
Telecom Italia Capital SA
6.175%, 6/18/14	355	391,490
6.375%, 11/15/33	40	39,459
United States Cellular Corp.
6.70%, 12/15/33	575	603,642

		3,129,421

Consumer Cyclical - Automotive - 0.8%
Daimler Finance North America LLC
5.75%, 9/08/11	120	125,299
7.30%, 1/15/12	121	130,130
7.75%, 1/18/11	45	45,884
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	300	319,985
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	320	340,273
Volvo Treasury AB
5.95%, 4/01/15 (a)	305	332,787

		1,294,358

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
7.625%, 4/15/31	390	483,538
Viacom, Inc.
5.625%, 9/15/19	375	427,483

		911,021

Consumer Cyclical - Other - 0.3%
Marriott International, Inc. Series J
5.625%, 2/15/13	502	536,044
Toll Brothers Finance Corp.
5.15%, 5/15/15	40	40,423
6.875%, 11/15/12	7	7,484

		583,951

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	180	218,431

Consumer Non-Cyclical - 1.9%
Ahold Finance USA LLC
6.875%, 5/01/29	375	444,732
Altria Group, Inc.
9.70%, 11/10/18	230	311,328
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	206	218,085
5.875%, 5/15/13	350	378,822
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	350	382,845
Delhaize Group SA
5.875%, 2/01/14	105	118,510
Fortune Brands, Inc.
4.875%, 12/01/13	374	402,216
5.125%, 1/15/11	115	116,322
Newell Rubbermaid, Inc.
5.50%, 4/15/13	155	168,491
Reynolds American, Inc.
7.25%, 6/01/13	105	117,951
7.625%, 6/01/16	395	463,360
Ventas Realty LP / Ventas Capital Corp.
6.75%, 4/01/17	84	87,358
Whirlpool Corp.
8.60%, 5/01/14	55	65,487

		3,275,507

Energy - 2.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16	382	417,117
6.45%, 9/15/36	124	124,149
Baker Hughes, Inc.
6.50%, 11/15/13	205	237,460
BP Capital Markets PLC
4.50%, 10/01/20	293	299,626
4.75%, 3/10/19	63	65,878
ConocoPhillips Holding Co.
6.95%, 4/15/29	155	199,176
Hess Corp.
7.875%, 10/01/29	165	213,595
8.125%, 2/15/19	29	38,130
Marathon Oil Corp.
7.50%, 2/15/19	127	162,623
Nabors Industries, Inc.
9.25%, 1/15/19	425	543,827
Noble Energy, Inc.
8.25%, 3/01/19	406	528,123

Noble Holding International Ltd.
4.90%, 8/01/20	32	34,407
TNK-BP Finance SA
7.50%, 7/18/16 (a)	100	111,120
Valero Energy Corp.
6.875%, 4/15/12	515	553,128
Weatherford International Ltd.
5.15%, 3/15/13	195	208,789
6.00%, 3/15/18	35	38,605
9.625%, 3/01/19	190	247,859
Williams Cos., Inc. (The)
7.875%, 9/01/21	214	259,840

		4,283,452

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)	440	473,880

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20	64	67,909
Computer Sciences Corp.
5.50%, 3/15/13	280	304,496
Motorola, Inc.
6.50%, 9/01/25	125	136,036
7.50%, 5/15/25	25	29,648
7.625%, 11/15/10	22	22,176
Xerox Corp.
7.625%, 6/15/13	40	40,509
8.25%, 5/15/14	375	449,614

		1,050,388

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	210	227,146
5.75%, 12/15/16	155	169,157

		396,303

Transportation - Services - 0.7%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	420	421,304
Aviation Capital Group
7.125%, 10/15/20 (a)	155	154,995
Con-way, Inc.
6.70%, 5/01/34	280	267,559
Ryder System, Inc.
5.85%, 11/01/16	116	130,380
7.20%, 9/01/15	108	127,142

		1,101,380

		26,750,265

Financial Institutions - 12.5%
Banking - 6.4%
American Express Co.
7.25%, 5/20/14	210	246,235
8.125%, 5/20/19	405	523,019
Bank of America Corp.

4.875%, 1/15/13		660	700,766
5.375%, 9/11/12		210	223,828
5.625%, 7/01/20		210	221,907
BankAmerica Capital II Series 2
8.00%, 12/15/26		98	100,940
Barclays Bank PLC
5.75%, 9/14/26	GBP	75	121,538
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	U.S.$	450	507,393
Citigroup, Inc.
5.50%, 4/11/13		195	209,204
6.50%, 8/19/13		355	392,229
8.50%, 5/22/19		505	624,352
Compass Bank
5.50%, 4/01/20		250	247,990
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		395	434,455
7.50%, 2/15/19		295	350,978
JPMorgan Chase & Co.
4.40%, 7/22/20		710	727,116
M&I Marshall & Ilsley Bank
5.00%, 1/17/17		175	166,762
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		425	431,075
Merrill Lynch & Co., Inc.
6.05%, 5/16/16		315	335,283
Morgan Stanley
5.50%, 7/24/20		270	278,159
6.625%, 4/01/18		295	327,053
National Capital Trust II
5.486%, 3/23/15 (a)		122	117,746
National City Bank/Cleveland OH
6.25%, 3/15/11		250	255,676
National Westminster Bank PLC
6.50%, 9/07/21	GBP	50	78,893
Nationwide Building Society
6.25%, 2/25/20 (a)	U.S.$	430	473,344
PNC Funding Corp.
5.125%, 2/08/20		300	324,773
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (a)		400	398,336
Standard Chartered PLC
6.409%, 1/30/17 (a)		100	94,925
UFJ Finance Aruba AEC
6.75%, 7/15/13		240	270,500
Union Bank NA
5.95%, 5/11/16		250	274,861
VTB Capital SA
6.609%, 10/31/12 (a)		135	142,587
Wachovia Corp.
5.50%, 5/01/13		505	555,093
Wells Fargo & Co.
5.625%, 12/11/17		565	643,528

			10,800,544

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21	164	172,019

Finance - 1.2%
General Electric Capital Corp.
4.80%, 5/01/13	435	469,529
5.625%, 5/01/18	455	505,039
Series A
4.375%, 11/21/11	155	161,437
HSBC Finance Corp.
7.00%, 5/15/12	280	302,780
SLM Corp.
Series A
5.375%, 5/15/14	630	613,031

		2,051,816

Insurance - 4.2%
Aetna, Inc.
6.00%, 6/15/16	135	158,392
Aflac, Inc.
3.45%, 8/15/15	70	72,638
Allstate Corp. (The)
6.125%, 5/15/37	530	492,900
CIGNA Corp.
5.125%, 6/15/20	165	178,271
Coventry Health Care, Inc.
5.95%, 3/15/17	90	90,033
6.125%, 1/15/15	35	36,675
6.30%, 8/15/14	280	299,796
Genworth Financial, Inc.
6.515%, 5/22/18	520	530,246
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	210	249,122
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	85	86,967
5.50%, 3/30/20	390	396,637
Humana, Inc.
6.30%, 8/01/18	275	300,589
6.45%, 6/01/16	40	44,406
7.20%, 6/15/18	85	98,401
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	145	152,426
Lincoln National Corp.
8.75%, 7/01/19	113	145,359
Markel Corp.
7.125%, 9/30/19	200	226,330
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	225	307,476
MetLife, Inc.
4.75%, 2/08/21	115	122,004
7.717%, 2/15/19	109	138,724
10.75%, 8/01/39	140	181,650
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	360	425,113
Principal Financial Group, Inc.
7.875%, 5/15/14	325	385,043
Prudential Financial, Inc.
5.15%, 1/15/13	325	346,869

6.20%, 1/15/15	45	50,685
8.875%, 6/15/38	170	189,550
Series D
7.375%, 6/15/19	35	42,635
UnitedHealth Group, Inc.
6.00%, 2/15/18	430	501,955
WellPoint, Inc.
4.35%, 8/15/20	325	336,863
5.875%, 6/15/17	45	51,862
7.00%, 2/15/19	95	115,682
XL Capital Ltd.
5.25%, 9/15/14	110	117,218
6.25%, 5/15/27	200	201,218

		7,073,735

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15	397	408,519

REITS - 0.4%
HCP, Inc.
5.95%, 9/15/11	225	233,875
Simon Property Group LP
4.375%, 3/01/21	440	446,038

		679,913

		21,186,546

Utility - 2.5%
Electric - 1.5%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	425	439,591
Ameren Corp.
8.875%, 5/15/14	235	272,232
FirstEnergy Corp. Series B
6.45%, 11/15/11	19	19,910
Series C
7.375%, 11/15/31	420	456,349
Nisource Finance Corp.
6.80%, 1/15/19	450	533,767
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	235	259,488
Teco Finance, Inc.
4.00%, 3/15/16	95	98,976
5.15%, 3/15/20	120	131,287
Union Electric Co.
6.70%, 2/01/19	45	54,710
Wisconsin Energy Corp.
6.25%, 5/15/67	204	194,820

		2,461,130

Natural Gas - 0.8%
DCP Midstream LLC
5.35%, 3/15/20 (a)	108	116,837
Energy Transfer Partners LP
6.70%, 7/01/18	134	156,067
7.50%, 7/01/38	336	396,471

EQT Corp.
8.125%, 6/01/19	205	254,160
TransCanada PipeLines Ltd.
6.35%, 5/15/67	235	219,725
Williams Partners LP
5.25%, 3/15/20	173	188,064

		1,331,324

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	350	404,539

		4,196,993

Non Corporate Sectors - 1.3%
Agencies - Not Government Guaranteed - 1.3%
Gaz Capital SA for Gazprom
6.212%, 11/22/16 (a)	460	489,900
6.51%, 3/07/22 (a)	477	505,620
Petrobras International Finance Co.
5.75%, 1/20/20	670	741,720
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)	465	571,950

		2,309,190

Total Corporates - Investment Grades (cost $48,922,194)		54,442,994

GOVERNMENTS - TREASURIES - 17.6%
United States - 17.6%
U.S. Treasury Bonds
4.50%, 2/15/36	3,060	3,518,523
4.625%, 2/15/40	2,145	2,506,299
U.S. Treasury Notes
0.75%, 5/31/12	1,260	1,267,535
2.125%, 5/31/15	4,600	4,795,868
2.25%, 1/31/15	2,960	3,106,150
2.50%, 3/31/15	5,170	5,482,216
3.375%, 11/15/19	3,075	3,312,593
3.625%, 12/31/12-2/15/20	3,190	3,466,879
3.75%, 11/15/18	2,128	2,377,376

Total Governments - Treasuries (cost $28,271,605)		29,833,439

MORTGAGE PASS-THRU’S - 17.5%
Agency Fixed Rate 30-Year - 16.2%
Federal Home Loan Mortgage Corp. Gold Series 2005
4.50%, 8/01/35-10/01/35	3,049	3,194,343
5.50%, 1/01/35	5,247	5,619,987
Series 2007
5.50%, 7/01/35	203	218,202
Federal National Mortgage Association
5.50%, 5/01/38-6/01/38	3,125	3,329,998
6.00%, 5/01/31-1/01/38	3,637	3,913,280
Series 2002
7.00%, 3/01/32	19	21,356

Series 2003
5.00%, 11/01/33	224	238,339
5.50%, 4/01/33-7/01/33	802	861,854
Series 2004
5.50%, 4/01/34-11/01/34	675	725,722
6.00%, 9/01/34	366	399,561
Series 2005
4.50%, 8/01/35	694	729,232
5.00%, 10/01/35	1,696	1,792,629
5.50%, 2/01/35	814	874,377
Series 2006
5.00%, 2/01/36	1,479	1,562,983
Series 2007
4.50%, 9/01/35-8/01/37	888	931,533
5.00%, 7/01/36	238	252,397
Series 2008
6.00%, 3/01/37	2,580	2,802,701
Government National Mortgage Association Series 1994
9.00%, 9/15/24	5	6,288

		27,474,782

Agency ARMs - 1.3%
Federal Home Loan Mortgage Corp. Series 2007
6.072%, 1/01/37 (b)	101	106,829
Series 2009
3.45%, 4/01/36 (c)	727	763,745
Federal National Mortgage Association Series 2003
4.772%, 12/01/33 (c)	231	242,375
Series 2006
5.386%, 2/01/36 (c)	234	245,904
5.701%, 11/01/36 (b)	236	250,746
6.104%, 3/01/36 (c)	169	174,231
Series 2007
4.662%, 3/01/34 (c)	420	439,829

		2,223,659

Total Mortgage Pass-Thru’s (cost $28,381,811)		29,698,441

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.5%
Non-Agency Fixed Rate CMBS - 9.5%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5.346%, 9/10/47	470	517,440
Series 2006-5, Class A4
5.414%, 9/10/47	455	484,877
Commercial Mortgage Pass Through Certificates Series 2007-C9, Class A4
6.01%, 12/10/49	1,085	1,181,003

Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3
5.311%, 12/15/39	225	234,057
Federal Home Loan Mortgage Corp. Series K008, Class A2
3.531%, 6/25/20	564	580,360
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class AJ
5.467%, 4/10/37	235	199,914
Series 2007-GG11, Class A4
5.736%, 12/10/49	420	439,541
Series 2007-GG9, Class A4
5.444%, 3/10/39	680	716,792
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6
5.396%, 8/10/38	300	327,235
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB14, Class A4
5.481%, 12/12/44	545	586,111
Series 2006-CB15, Class A4
5.814%, 6/12/43	1,035	1,126,818
Series 2006-CB17, Class A4
5.429%, 12/12/43	420	447,300
Series 2007-C1, Class A4
5.716%, 2/15/51	1,115	1,169,413
Series 2007-LD11, Class A4
6.006%, 6/15/49	1,105	1,141,755
Series 2007-LDPX, Class A3
5.42%, 1/15/49	1,110	1,154,862
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A4
5.437%, 6/15/29	830	898,942
Series 2006-C1, Class A4
5.156%, 2/15/31	1,240	1,348,735
Series 2006-C6, Class A4
5.372%, 9/15/39	475	516,817
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class AM
5.204%, 12/12/49	285	254,167
Series 2007-9, Class A4
5.70%, 9/12/49	1,105	1,157,491
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4
5.509%, 4/15/47	1,100	1,092,630
Series 2007-C32, Class A3
5.933%, 6/15/49	615	614,961

Total Commercial Mortgage-Backed Securities (cost $14,556,195)		16,191,221

AGENCIES - 5.7%
Agency Debentures - 5.7%
Federal Farm Credit Bank
0.267%, 11/13/12 (b)	2,400	2,397,742
0.287%, 9/20/12 (b)	2,600	2,599,095
Federal National Mortgage Association

0.287%, 9/17/12 (b)	3,415	3,413,859
6.25%, 5/15/29	1,020	1,333,392

Total Agencies (cost $9,711,679)		9,744,088

CORPORATES - NON-INVESTMENT GRADES - 4.7%
Industrial - 2.6%
Basic - 0.4%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	179	151,479
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)	228	251,940
United States Steel Corp.
5.65%, 6/01/13	155	161,588
Westvaco Corp.
8.20%, 1/15/30	50	54,685

		619,692

Capital Goods - 0.6%
Bombardier, Inc.
8.00%, 11/15/14 (a)	225	234,844
Masco Corp.
6.125%, 10/03/16	165	167,742
Mohawk Industries, Inc.
6.875%, 1/15/16	355	369,644
Textron Financial Corp.
5.125%, 11/01/10	100	100,184
5.40%, 4/28/13	69	72,449

		944,863

Communications - Media - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18 (a)	57	59,138
8.125%, 4/30/20 (a)	19	20,140
Clear Channel Communications, Inc.
5.50%, 9/15/14	238	152,617
CSC Holdings LLC
8.50%, 4/15/14	160	176,200
Interpublic Group of Cos., Inc. (The)
6.25%, 11/15/14	170	180,625
Truvo Subsidiary Corp.
8.375%, 12/01/14 (d)(e)	70	2,275
Univision Communications, Inc.
12.00%, 7/01/14 (a)	41	44,844

		635,839

Communications - Telecommunications - 0.1%
Windstream Corp.
7.875%, 11/01/17	115	119,887

Consumer Cyclical - Automotive - 0.2%
Ford Motor Co.
7.45%, 7/16/31	170	177,225
Ford Motor Credit Co. LLC
3.277%, 1/13/12 (b)	240	239,760

		416,985

Consumer Cyclical - Entertainment - 0.0%
Greektown Holdings LLC
10.75%, 12/01/13 (d)(e)		55	3,369

Consumer Cyclical - Other - 0.1%
Broder Brothers Co.
12.00%, 10/15/13 (e)(f)		40	34,406
Harrah’s Operating Co., Inc.
10.00%, 12/15/18		135	107,831

			142,237

Consumer Cyclical - Retailers - 0.2%
JC Penney Co., Inc.
5.65%, 6/01/20		335	341,281
Limited Brands, Inc.
6.90%, 7/15/17		45	47,700

			388,981

Consumer Non-Cyclical - 0.5%
Bausch & Lomb, Inc.
9.875%, 11/01/15		155	164,881
HCA, Inc.
7.875%, 2/15/20		125	136,719
8.50%, 4/15/19		40	44,600
Mylan, Inc.
7.625%, 7/15/17 (a)		25	26,594
7.875%, 7/15/20 (a)		140	149,975
Universal Health Services, Inc.
7.125%, 6/30/16		295	317,303

			840,072

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17		190	187,150

Transportation - Airlines - 0.0%
Continental Airlines, Inc. Series 2003-ERJ1
7.875%, 7/02/18		33	32,005

			4,331,080

Financial Institutions - 1.3%
Banking - 1.0%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	125	133,769
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (d)		200	180,631
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	770	708,400
RBS Capital Trust III
5.512%, 9/30/14		335	238,687
Regions Financial Corp.
6.375%, 5/15/12		215	220,353
Union Planters Corp.
7.75%, 3/01/11		143	145,316

			1,627,156

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (d)	75	16,594
7.875%, 11/01/09 (d)	43	9,514

		26,108

Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14	65	63,050

Insurance - 0.3%
ING Capital Funding TR III
8.439%, 12/31/10	270	259,200
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	80	75,600
XL Capital Ltd. Series E
6.50%, 4/15/17	240	198,000

		532,800

		2,249,114

Utility - 0.8%
Electric - 0.6%
CMS Energy Corp.
8.75%, 6/15/19	145	173,133
Dynegy Holdings, Inc.
8.375%, 5/01/16	205	159,900
Dynegy Roseton / Danskammer Pass Through Trust Series B
7.67%, 11/08/16	195	180,862
NRG Energy, Inc.
7.25%, 2/01/14	260	266,825
RRI Energy, Inc.
7.625%, 6/15/14	95	94,050
7.875%, 6/15/17	155	144,538

		1,019,308

Natural Gas - 0.2%
Enterprise Products Operating LLC Series A
8.375%, 8/01/66	305	318,343

		1,337,651

Total Corporates - Non-Investment Grades (cost $7,389,646)		7,917,845

CMOs – 1.8%
Agency Floating Rate - 1.1%
Fannie Mae REMICs Series 2005-83, Class KT
0.556%, 10/25/35 (b)	442	441,007
Series 2005-99, Class AF
0.606%, 12/25/35 (b)	438	438,056
Freddie Mac REMICs Series 2920, Class F
0.557%, 1/15/35 (b)	451	449,060

Series 3001, Class HN
0.557%, 5/15/35 (b)	473	472,419

		1,800,542

Non-Agency Fixed Rate - 0.4%
Bear Stearns Alt-A Trust Series 2006-3, Class 22A1
5.354%, 5/25/36	126	58,605
Series 2007-1, Class 21A1
5.379%, 1/25/47	202	116,146
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4
5.118%, 5/25/35	266	238,810
Indymac Index Mortgage Loan Trust Series 2006-AR7, Class 4A1
5.617%, 5/25/36	179	95,236
JP Morgan Alternative Loan Trust Series 2006-A3, Class 2A1
5.979%, 7/25/36	368	201,097

		709,894

Non-Agency ARMs - 0.2%
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR1, Class 3A 1
5.50%, 3/25/36 (b)	375	259,429

Non-Agency Floating Rate - 0.1%
Countrywide Alternative Loan Trust Series 2005-62, Class 2A1
1.37%, 12/25/35 (b)	110	64,887
Series 2007-OA3, Class M1
0.566%, 4/25/47 (b)(g)	145	391
WaMu Mortgage Pass Through Certificates Series 2007-OA1, Class A1A
1.086%, 2/25/47 (b)	300	180,116
Series 2007-OA3, Class B1
0.706%, 4/25/47 (b)(g)	444	531

		245,925

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust Series 2004-T5, Class AB4
0.587%, 5/28/35	50	36,744

Total CMOs (cost $4,351,725)		3,052,534

ASSET-BACKED SECURITIES - 1.4%
Credit Cards - Floating Rate - 0.9%
Chase Issuance Trust Series 2007-A1, Class A1
0.277%, 3/15/13 (b)	875	874,745
Discover Card Master Trust Series 2009-A1, Class A1
1.557%, 12/15/14 (b)	180	182,862
Series 2009-A2, Class A
1.557%, 2/17/15 (b)	185	188,125

Series 2010-A1, Class A1
0.907%, 9/15/15 (b)	166	166,917
MBNA Credit Card Master Note Trust Series 2006-A2, Class A2
0.317%, 6/15/15 (b)	160	159,037

		1,571,686

Home Equity Loans - Floating Rate - 0.2%
HSBC Home Equity Loan Trust Series 2005-3, Class A1
0.517%, 1/20/35 (b)	117	101,495
Indymac Residential Asset Backed Trust Series 2006-D, Class 2A2
0.366%, 11/25/36 (b)	340	264,129
Option One Mortgage Loan Trust Series 2007-2, Class M1
0.616%, 3/25/37 (b)(g)	160	1,794

		367,418

Home Equity Loans - Fixed Rate - 0.2%
Asset Backed Funding Certificates Series 2003-WF1, Class A2
1.389%, 12/25/32	90	81,195
Citifinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT
3.36%, 1/25/33	72	62,118
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF
3.95%, 1/25/33	202	181,007

		324,320

Other ABS - Fixed Rate - 0.1%
Dunkin Securitization Series 2006-1, Class A2
5.779%, 6/20/31 (a)	100	99,250

Total Asset-Backed Securities (cost $2,626,147)		2,362,674

GOVERNMENTS - SOVEREIGN AGENCIES - 1.4%
Germany – 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	70	82,165

United Kingdom - 1.3%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (a)	1,307	1,316,691
2.625%, 5/11/12 (a)	895	919,264

		2,235,955

Total Governments - Sovereign Agencies (cost $2,273,143)		2,318,120

INFLATION-LINKED SECURITIES - 1.0%
United States - 1.0%
U.S. Treasury Inflation Index 3.00%, 7/15/12 (TIPS) (cost $1,735,183)		1,679	1,783,235

GOVERNMENTS - SOVEREIGN BONDS - 0.8%
Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)		435	475,237

Peru - 0.2%
Republic of Peru
8.75%, 11/21/33		266	395,010

Poland - 0.3%
Poland Government International Bond
3.875%, 7/16/15		363	377,067
6.375%, 7/15/19		50	59,156

			436,223

Total Governments - Sovereign Bonds (cost $1,190,731)			1,306,470

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)		212	233,730

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		420	462,181

Russia - 0.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)		480	500,400

Total Quasi-Sovereigns (cost $1,105,474)			1,196,311

SUPRANATIONALS - 0.5%
European Bank for Reconstruction & Development Series G
9.25%, 9/10/12	BRL	1,150	688,022
European Investment Bank
4.875%, 2/15/36	U.S.$	110	122,653

Total Supranationals (cost $767,891)			810,675

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
State of California 7.625%, 3/01/40 (cost $413,561)		405	445,451

Company	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Finance - 0.1%
Citigroup Capital XII
8.50%		7,000	184,940

REITS - 0.1%
Sovereign REIT
12.00% (a)		93	108,113

			293,053

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp. Series Z
8.375%		2,400	1,032
Federal National Mortgage Association
8.25%		2,950	1,283

			2,315

Total Preferred Stocks (cost $396,409)			295,368

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19	U.S.$	143	173,030

Financial Institutions - 0.0%
Other Finance - 0.0%
AES El Salvador Trust
6.75%, 2/01/16 (a)		100	93,493

Total Emerging Markets - Corporate Bonds (cost $242,230)			266,523

	Shares
WARRANTS - 0.0%
Charter Communications, Inc., expiring 11/30/14 (h) (cost $2,140)		1,070	5,885

COMMON STOCKS - 0.0%
Greektown Superholdings, Inc. (e)(h)(i)		41	4
Broder Brothers Co. (h)		3,463	0

Total Common Stocks (cost $4)			4

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.0%
Time Deposit - 4.0%
State Street Time Deposit 0.01%, 10/01/10 (cost $6,800,000)	U.S.$	6,800	6,800,000

Total Investments - 99.3% (cost $159,137,768) (j)			168,471,278
Other assets less liabilities - 0.7%			1,125,182

Net Assets - 100.0%			$169,596,460

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Bond 30 Yr Futures	1	December 2010	$132,759	$133,719	$960
U.S. T-Note 5 Yr Futures	47	December 2010	5,631,422	5,680,758	49,336

					$50,296

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC Wholesale:
Swiss Franc settling 10/08/10 (1)	2,800	$2,758,218	$2,849,828	$91,610
Credit Suisse London Branch:
Norwegian Krone settling 11/04/10	7,825	1,239,990	1,328,395	88,405
Deutsche Bank AG London:
Norwegian Krone settling 11/04/10	142	24,193	24,071	(122)
Swedish Krona settling 10/20/10	6,312	855,161	935,991	80,830
Goldman Sachs International:
Brazilian Real settling 10/04/10	1,201	709,049	709,971	922
HSBC Bank USA:
Swedish Krona settling 10/20/10	2,931	396,968	434,722	37,754
Morgan Stanley and Co., Inc.:
South Korean Won settling 11/18/10	3,760,856	3,274,182	3,292,210	18,028
Standard Chartered Bank:
Brazilian Real settling 10/04/10	1,201	704,144	709,970	5,826
UBS AG:
Euro settling 10/08/10 (2)	1,320	1,680,469	1,799,837	119,368
Swedish Krona settling 10/20/10 (3)	9,311	1,280,012	1,380,840	100,828
Westpac Banking Corp.:
Australian Dollar settling 10/26/10	3,031	2,656,500	2,922,069	265,569

Sale Contracts:
Barclays Bank PLC Wholesale:
Euro settling 10/08/10 (1)	2,161	2,758,218	2,945,764	(187,546)
Swiss Franc settling 10/08/10	1,067	1,020,873	1,086,156	(65,283)
BNP Paribas SA:
Euro settling 10/28/10	2,654	3,359,033	3,616,856	(257,823)
Deutsche Bank AG London:
Swiss Franc settling 10/08/10	12	12,140	12,073	67
Goldman Sachs International:
Brazilian Real settling 10/04/10	1,201	678,645	709,970	(31,325)
Japanese Yen settling 11/10/10	210,838	2,533,164	2,526,431	6,733
HSBC Bank USA:
Pound Sterling settling 12/01/10	93	146,282	146,104	178
Standard Chartered Bank:
Brazilian Real settling 10/04/10	1,201	709,048	709,970	(922)
Brazilian Real settling 11/03/10	1,201	700,572	705,552	(4,980)
UBS AG:
Norwegian Krone settling 10/20/10 (3)	7,967	1,280,012	1,353,530	(73,518)
Swiss Franc settling 10/08/10 (2)	1,721	1,680,469	1,751,600	(71,131)
Westpac Banking Corp.:
Australian Dollar settling 10/26/10	1,245	1,163,530	1,200,148	(36,618)

(1)	Represents a cross-currency purchase of Swiss Franc and a sale of Euro.
(2)	Represents a cross-currency purchase of Euro and a sale of Swiss Franc.
(3)	Represents a cross-currency purchase of Swedish Krona and a sale of Norwegian Krone.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the aggregate market value of these securities amounted to $14,447,541 or 8.5% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at September 30, 2010.
(c)	Variable rate coupon, rate shown as of September 30, 2010.
(d)	Security is in default and is non-income producing.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of September 30, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Broder Brothers Co.
12.00%, 10/15/13	5/21/09	$66,850	$34,406	0.02%
Greektown Holdings LLC
10.75%, 12/01/13	7/19/10	3,714	3,369	0.00%
Greektown Superholdings, Inc.	7/20/10	4	4	0.00%
Truvo Subsidiary Corp.
8.375%, 12/01/14	1/07/05	68,482	2,275	0.00%

(f)	Pay-In-Kind Payments (PIK).
(g)	Illiquid security.
(h)	Non-income producing security.
(i)	Fair valued.
(j)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,659,201 and gross unrealized depreciation of investments was $(2,325,691), resulting in net unrealized appreciation of $9,333,510.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2010, the fund’s total exposure to subprime investments was 1.12% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

An amount of U.S. $40,100 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2010.

Currency Abbreviations:

BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	Pound Sterling

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$54,044,658	$398,336	$54,442,994
Governments - Treasuries	—	29,833,439	—	29,833,439
Mortgage Pass-Thru’s	—	29,698,441	—	29,698,441
Commercial Mortgage-Backed Securities	—	11,803,032	4,388,189	16,191,221
Agencies	—	9,744,088	—	9,744,088
Corporates - Non-Investment Grades	—	7,917,845	—	7,917,845
CMOs	—	1,837,286	1,215,248	3,052,534
Asset-Backed Securities	—	1,571,686	790,988	2,362,674
Governments - Sovereign Agencies	—	2,318,120	—	2,318,120
Inflation-Linked Securities	—	1,783,235	—	1,783,235
Governments - Sovereign Bonds	—	1,306,470	—	1,306,470
Quasi-Sovereigns	—	1,196,311	—	1,196,311
Supranationals	—	810,675	—	810,675
Local Governments - Municipal Bonds	—	445,451	—	445,451
Preferred Stocks	184,940	110,428	—	295,368
Emerging Markets - Corporate Bonds	—	266,523	—	266,523
Warrants	—	—	5,885	5,885
Common Stocks	—	—	4	4
Short-Term Investments	—	6,800,000	—	6,800,000

Total Investments in Securities	184,940	161,487,688	6,798,650	168,471,278
Other Financial Instruments* :
Assets
Futures Contracts	50,296	—	—	50,296
Forward Currency Exchange Contracts	—	816,118	—	816,118
Liabilities
Forward Currency Exchange Contracts	—	(729,268)	—	(729,268)

Total	$235,236	$161,574,538	$6,798,650	$168,608,424

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Commercial Mortgage- Backed Securities	CMOs	Asset-Backed Securities
Balance as of 12/31/09	$264,115	$1,310,523	$1,328,791	$999,348
Accrued discounts /premiums	29	19,681	15	134
Realized gain (loss)	25,950	—	686	(165,438)
Change in unrealized appreciation/depreciation	(25,946)	668,750	103,071	797,589
Net purchases (sales)	134,188	569,249	(217,315)	(840,645)
Transfers in to Level 3	—	1,819,986	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 9/30/10	$398,336	$4,388,189	$1,215,248	$790,988

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/10	$(1,664)	$668,750	$103,075	$78,608

	Warrants	Common Stocks	Total
Balance as of 12/31/09	$—	$—	$3,902,777
Accrued discounts /premiums	—	—	19,859
Realized gain (loss)	—	—	(138,802)
Change in unrealized appreciation/depreciation	(803)	—	1,542,661
Net purchases (sales)	—	4	(354,519)
Transfers in to Level 3	6,688	—	1,826,674
Transfers out of Level 3	—	—	—

Balance as of 9/30/10	$5,885	$4	$6,798,650

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/10	$(803)	$—	$847,966

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Financials - 24.7%
Capital Markets - 6.5%
Azimut Holding SpA	61,305	$603,809
Credit Suisse Group AG	60,955	2,596,881
GAM Holding Ltd.(a)	60,159	913,891
Julius Baer Group Ltd.	70,660	2,573,984
Man Group PLC	338,962	1,167,923
Partners Group Holding AG	26,233	4,348,072

		12,204,560

Commercial Banks - 15.1%
Banco Santander SA	105,000	1,332,687
Bank Central Asia Tbk PT	1,831,500	1,373,893
BNP Paribas	41,530	2,964,048
Commercial International Bank Egypt SAE	111,128	828,442
HDFC Bank Ltd.	12,900	712,361
HSBC Holdings PLC	362,449	3,666,518
Industrial & Commercial Bank of China - Class H	3,611,000	2,677,470
Investimentos Itau SA (Preference Shares)	858,114	6,552,502
Standard Bank Group Ltd.	42,800	679,373
Standard Chartered PLC	123,607	3,549,311
Turkiye Garanti Bankasi AS	349,700	2,026,241
United Overseas Bank Ltd.	149,000	2,072,226

		28,435,072

Diversified Financial Services - 2.0%
FirstRand Ltd.	285,800	877,558
IG Group Holdings PLC	239,238	1,870,548
Singapore Exchange Ltd.	165,000	1,131,455

		3,879,561

Insurance - 1.1%
China Life Insurance Co., Ltd. - Class H	539,000	2,131,144

		46,650,337

Industrials - 12.5%
Aerospace & Defense - 0.8%
Safran SA	50,200	1,410,917

Airlines - 0.2%
British Airways PLC(a)	114,297	436,357

Commercial Services & Supplies - 0.7%
Secom Co., Ltd.	29,600	1,336,897

Construction & Engineering - 1.8%
Larsen & Toubro Ltd.	33,100	1,509,724
Samsung Engineering Co., Ltd.	13,832	1,845,736

		3,355,460

Electrical Equipment - 2.0%
ABB Ltd. (REG)(a)	111,812	2,360,907
SMA Solar Technology AG	12,818	1,416,798

		3,777,705

Industrial Conglomerates - 1.5%
Bidvest Group Ltd.	46,900	988,996

Koninklijke Philips Electronics NV	55,994	1,761,849

		2,750,845

Machinery - 3.0%
Atlas Copco AB - Class A	93,000	1,798,679
Komatsu Ltd.	78,300	1,821,570
MAN SE	15,051	1,638,524
NGK Insulators Ltd.	26,000	433,185

		5,691,958

Marine - 1.3%
China Shipping Development Co., Ltd. - Class H	1,012,000	1,387,292
Orient Overseas International Ltd.	138,500	1,103,403

		2,490,695

Trading Companies & Distributors - 1.2%
Mitsui & Co., Ltd.	150,300	2,234,801

		23,485,635

Materials - 11.0%
Chemicals - 0.7%
Lanxess AG	17,800	973,567
Methanex Corp.	16,900	414,246

		1,387,813

Construction Materials - 0.5%
CRH PLC (London)	62,003	1,023,217

Metals & Mining - 8.8%
ArcelorMittal (Euronext Amsterdam)	47,600	1,570,351
Centamin Egypt Ltd.(a)	363,500	1,012,924
Coal of Africa Ltd.(a)	1,186,200	1,530,169
Equinox Minerals Ltd. (Toronto)(a)	717,127	4,028,568
Impala Platinum Holdings Ltd.	38,641	995,327
Rio Tinto PLC	50,241	2,943,289
Vale SA (Sponsored ADR) (Local Preference Shares)	56,350	1,563,713
Xstrata PLC	154,192	2,953,592

		16,597,933

Paper & Forest Products - 1.0%
Fibria Celulose SA (Sponsored ADR)(a)	106,000	1,832,740

		20,841,703

Energy - 10.8%
Energy Equipment & Services - 2.9%
Saipem SpA	33,291	1,338,049
Schlumberger Ltd.	56,500	3,480,965
Tenaris SA	35,930	691,260

		5,510,274

Oil, Gas & Consumable Fuels - 7.9%
Adaro Energy TBK PT	6,306,500	1,430,021
Afren PLC(a)	1,526,975	2,657,175
BG Group PLC	110,869	1,952,086
China Shenhua Energy Co., Ltd. - Class H	217,500	895,707
Gulf Keystone Petroleum Ltd.(a)	447,795	983,747
Inpex Corp.	104	489,226

Karoon Gas Australia Ltd.( a)	146,237	1,073,566
Oando PLC	2,694,574	1,144,283
Petroleo Brasileiro SA (Preference Shares)	127,200	2,051,589
Tullow Oil PLC	105,236	2,106,621

		14,784,021

		20,294,295

Consumer Discretionary - 10.5%
Automobiles - 1.5%
Fiat SpA	64,753	1,002,582
Honda Motor Co., Ltd.	50,400	1,793,439

		2,796,021

Distributors - 0.6%
Imperial Holdings Ltd.	64,193	1,041,581

Hotels, Restaurants & Leisure - 1.8%
Ajisen China Holdings Ltd.	252,500	395,815
Carnival PLC	38,395	1,514,212
Compass Group PLC	61,865	516,189
Ctrip.com International Ltd. (ADR)(a)	13,300	635,075
Shangri-La Asia Ltd.	150,000	340,678

		3,401,969

Media - 3.1%
British Sky Broadcasting Group PLC	26,913	299,091
CTC Media, Inc.	18,900	414,666
Eutelsat Communications	61,330	2,343,142
Informa PLC	129,733	854,687
Naspers Ltd.	17,840	870,551
SES SA (FDR)	46,764	1,125,740

		5,907,877

Specialty Retail - 2.7%
Belle International Holdings Ltd.	606,000	1,216,175
Dunelm Group PLC	41,400	255,662
Fast Retailing Co., Ltd.	6,100	859,278
Yamada Denki Co., Ltd.	12,290	763,220
Zhongsheng Group Holdings Ltd.(a)	810,000	1,956,077

		5,050,412

Textiles, Apparel & Luxury Goods - 0.8%
Cie Financiere Richemont SA	32,995	1,591,970

		19,789,830

Consumer Staples - 9.3%
Beverages - 1.4%
Anheuser-Busch InBev NV	30,082	1,770,905
Cia de Bebidas das Americas (Preference Shares)	6,500	787,721

		2,558,626

Food & Staples Retailing - 2.3%
Tesco PLC	543,373	3,624,622
Wal-Mart de Mexico SAB de CV	274,413	690,298

		4,314,920

Food Products - 2.5%
Danone	18,576	1,113,312

Nestle SA	66,942	3,568,504

		4,681,816

Household Products - 0.7%
Reckitt Benckiser Group PLC	25,000	1,376,936

Tobacco - 2.4%
British American Tobacco PLC	103,037	3,847,992
Japan Tobacco, Inc.	223	743,049

		4,591,041

		17,523,339

Health Care - 6.6%
Health Care Providers & Services - 0.9%
Diagnosticos da America SA	58,900	710,142
Fresenius Medical Care AG & Co. KGaA	14,765	911,867

		1,622,009

Life Sciences Tools & Services - 0.3%
QIAGEN NV(a)	34,111	610,303

Pharmaceuticals - 5.4%
Aspen Pharmacare Holdings Ltd.(a)	45,086	607,686
Bayer AG	21,187	1,476,735
Mitsubishi Tanabe Pharma Corp.	42,000	684,832
Novartis AG	39,720	2,286,200
Roche Holding AG	12,819	1,751,486
Sanofi-Aventis SA	19,269	1,282,656
Shire PLC	35,383	796,553
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	25,400	1,339,850

		10,225,998

		12,458,310

Information Technology - 6.6%
Communications Equipment - 1.0%
Telefonaktiebolaget LM Ericsson - Class B	92,013	1,009,100
ZTE Corp. - Class H	228,800	907,148

		1,916,248

Electronic Equipment, Instruments & Components - 0.1%
Sintek Photronic Corp.(a)	187,000	146,173

Internet Software & Services - 0.7%
Baidu, Inc. (Sponsored ADR)(a)	5,000	513,100
Tencent Holdings Ltd.	36,800	801,059

		1,314,159

IT Services - 1.1%
Cap Gemini SA	20,142	1,011,242
Infosys Technologies Ltd. (Sponsored ADR)	15,800	1,063,498

		2,074,740

Office Electronics - 0.9%
Canon, Inc.	37,100	1,732,794

Semiconductors & Semiconductor Equipment - 2.4%
Aixtron AG	24,087	714,064
ARM Holdings PLC	137,255	853,861

ASML Holding NV	32,667	972,519
Samsung Electronics Co., Ltd.	2,770	1,886,395
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	1	10

		4,426,849

Software - 0.4%
Autonomy Corp. PLC.(a)	27,961	796,792

		12,407,755

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 1.4%
Iliad SA	6,086	634,191
Telefonica SA	74,368	1,845,897
XL Axiata Tbk PT(a)	314,000	189,983

		2,670,071

Wireless Telecommunication Services - 3.1%
America Movil SAB de CV Series L (ADR)	21,600	1,151,928
China Mobile Ltd.	85,000	870,091
MTN Group Ltd.	41,383	747,393
NTT DoCoMo, Inc.	214	357,411
VimpelCom Ltd. (Sponsored ADR)(a)	21,774	323,344
Vodafone Group PLC	951,406	2,347,455

		5,797,622

		8,467,693

Utilities - 0.8%
Independent Power Producers & Energy Traders - 0.8%
NTPC Ltd.	303,480	1,463,005

Total Common Stocks (cost $155,668,145)		183,381,902

WARRANTS - 0.7%
Financials - 0.7%
Sberbank of Russian Federation, Merrill Lynch, expiring 11/05/12(a) (cost $1,449,908)	505,000	1,376,125

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.3%
Time Deposit - 1.3%
State Street Time Deposit 0.01%, 10/01/10 (cost $2,438,000)	$2,438	2,438,000

Total Investments – 99.3% (cost $159,556,053)(b)	187,196,027
Other assets less liabilities – 0.7%	1,369,376

Net Assets – 100.0%	$188,565,403

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
State Street Bank and Trust Co.:
Australian Dollar settling 11/15/10	4,094	$3,712,316	$3,937,482	$225,166
Australian Dollar settling 11/15/10	2,323	2,187,406	2,234,189	46,783
British Pound Sterling settling 11/15/10	1,110	1,715,083	1,743,172	28,089
Euro settling 11/15/10	1,879	2,454,914	2,560,739	105,825
Japanese Yen settling 11/15/10	905,540	10,644,395	10,851,488	207,093
Japanese Yen settling 11/15/10	290,384	3,283,661	3,479,800	196,139
New Zealand Dollar settling 11/15/10	10,537	7,672,832	7,705,321	32,489
Norwegian Krone settling 11/15/10	53,925	9,036,599	9,148,901	112,302
Swedish Krona settling 11/15/10	22,062	2,992,123	3,269,504	277,381
Swedish Krona settling 11/15/10	15,914	2,244,886	2,358,394	113,508
Swedish Krona settling 11/15/10	12,762	1,711,254	1,891,280	180,026
Swedish Krona settling 11/15/10	7,502	1,026,629	1,111,768	85,139
Swiss Franc settling 11/15/10	1,813	1,795,672	1,845,737	50,065
Sale Contracts:
State Street Bank and Trust Co.:
British Pound Sterling settling 11/15/10	312	482,577	489,973	(7,396)
British Pound Sterling settling 11/15/10	5,971	9,506,847	9,377,011	129,836
British Pound Sterling settling 11/15/10	1,895	2,948,904	2,975,956	(27,052)
British Pound Sterling settling 11/15/10	1,907	2,930,315	2,994,801	(64,486)
Canadian Dollar settling 11/15/10	556	532,945	539,840	(6,895)
Canadian Dollar settling 11/15/10	3,205	3,090,497	3,111,846	(21,349)
Euro settling 11/15/10	342	430,311	466,085	(35,774)
Euro settling 11/15/10	8,602	11,446,853	11,722,978	(276,125)
Euro settling 11/15/10	1,889	2,388,603	2,574,367	(185,764)
Japanese Yen settling 11/15/10	186,963	2,237,818	2,240,461	(2,643)
New Zealand Dollar settling 11/15/10	1,670	1,212,170	1,221,210	(9,040)
Swiss Franc settling 11/15/10	12,750	12,291,290	12,980,225	(688,935)

(a)	Non-income producing security.
(b)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,863,402 and gross unrealized depreciation of investments was $(3,223,428), resulting in net unrealized appreciation of $27,639,974.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN *

22.1%	United Kingdom
11.7%	Switzerland
7.7%	China
7.2%	Brazil
7.1%	Japan
5.7%	France
3.8%	Germany
3.6%	South Africa
2.6%	Netherlands
2.5%	India
2.4%	Canada
2.0%	South Korea
1.9%	Australia
1.9%	Italy
1.9%	United States
14.0%	Other
1.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2010. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Belgium, Egypt, Hong Kong, Indonesia, Ireland, Israel, Luxembourg, Mexico, Nigeria, Russia, Singapore, Spain, Sweden, Taiwan, and Turkey.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$6,552,502	$40,097,835	$—	$46,650,337
Industrials	—	23,485,635	—	23,485,635
Materials	7,839,267	13,002,436	—	20,841,703
Energy	5,532,554	14,761,741	—	20,294,295
Consumer Discretionary	1,049,741	18,740,089	—	19,789,830
Consumer Staples	1,478,019	16,045,320	—	17,523,339
Health Care	2,049,992	10,408,318	—	12,458,310
Information Technology	1,576,608	10,831,147	—	12,407,755
Telecommunication Services	1,665,255	6,802,438	—	8,467,693
Utilities	—	1,463,005	—	1,463,005
Warrants	—	—	1,376,125	1,376,125
Short-Term Investments	—	2,438,000	—	2,438,000

Total Investments in Securities	27,743,938	158,075,964+	1,376,125	187,196,027
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	1,789,841	—	1,789,841
Liabilities
Forward Currency Exchange Contracts	—	(1,325,459)	—	(1,325,459)

Total	$27,743,938	$158,540,346	$1,376,125	$187,660,409

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Total
Balance as of 12/31/09	$—	$—
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(73,783)	(73,783)
Net purchases (sales)	1,449,908	1,449,908
Transfers in of Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/10	$1,376,125	$1,376,125

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/10	$(73,783)	$(73,783)

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Financials - 22.2%
Capital Markets - 0.8%
Deutsche Bank AG	217,900	$11,928,919

Commercial Banks - 14.1%
Banco do Brasil SA	670,000	12,722,872
Bank of China Ltd.	8,494,000	4,459,146
Barclays PLC	4,151,200	19,511,829
BNP Paribas	365,629	26,095,401
Danske Bank A/S (a)	678,400	16,285,901
Hana Financial Group, Inc.	374,500	11,105,790
KB Financial Group, Inc.	279,111	11,980,453
National Australia Bank Ltd.	1,024,300	25,098,571
Societe Generale	329,518	19,053,679
Sumitomo Mitsui Financial Group, Inc.	469,400	13,679,196
Turkiye Garanti Bankasi AS	1,152,700	6,679,004
Turkiye Vakiflar Bankasi Tao - Class D	3,495,600	10,605,755
UniCredit SpA	8,900,240	22,792,683

		200,070,280

Consumer Finance - 0.9%
ORIX Corp.	173,100	13,248,713

Insurance - 4.0%
Allianz SE	242,700	27,419,587
Aviva PLC	2,279,400	14,288,372
Muenchener Rueckversicherungs AG (MunichRe)	61,700	8,544,330
Old Mutual PLC	3,066,100	6,691,588

		56,943,877

Real Estate Management & Development - 2.4%
Lend Lease Group	686,200	5,055,890
Mitsui Fudosan Co., Ltd.	896,000	15,117,719
New World Development Ltd.	2,832,000	5,674,418
Sumitomo Realty & Development Co., Ltd.	359,000	7,430,469

		33,278,496

		315,470,285

Materials - 13.3%
Chemicals - 1.8%
Agrium, Inc. (Toronto)	137,200	10,294,334
Air Water, Inc.	14,000	166,393
Arkema SA	137,000	7,000,505
Incitec Pivot Ltd.	1,428,300	4,971,906
Nippon Shokubai Co., Ltd.	323,000	2,811,614

		25,244,752

Containers & Packaging - 0.3%
Smurfit Kappa Group PLC (a)	358,600	3,621,283

Metals & Mining - 11.2%
BHP Billiton Ltd.	224,400	8,553,553
JFE Holdings, Inc.	232,900	7,125,381
Kazakhmys PLC	404,800	9,234,598
KGHM Polska Miedz SA	271,900	10,937,595
Lundin Mining Corp. (a)	1,568,800	7,837,139
Mitsubishi Materials Corp. (a)	2,042,000	5,871,555
Rio Tinto PLC	509,700	29,859,959

Tata Steel Ltd.	902,200	13,120,422
ThyssenKrupp AG	442,500	14,427,020
Vale SA (Sponsored ADR) (Local Preference Shares)	680,600	18,886,650
Xstrata PLC	1,771,530	33,934,170

		159,788,042

		188,654,077

Consumer Discretionary - 12.4%
Auto Components - 0.4%
NGK Spark Plug Co., Ltd.	414,000	5,545,384

Automobiles - 3.7%
Bayerische Motoren Werke AG	343,700	24,108,579
Nissan Motor Co., Ltd.	1,966,800	17,224,081
Renault SA (a)	223,400	11,514,165

		52,846,825

Hotels, Restaurants & Leisure - 1.0%
Thomas Cook Group PLC	2,017,000	5,451,944
TUI Travel PLC	2,775,200	9,348,370

		14,800,314

Household Durables - 1.9%
Sharp Corp.	1,184,000	11,802,122
Sony Corp.	501,000	15,466,692

		27,268,814

Leisure Equipment & Products - 0.2%
Namco Bandai Holdings, Inc.	276,300	2,560,669

Media - 2.4%
Lagardere SCA	408,000	15,973,166
Vivendi SA	674,510	18,487,159

		34,460,325

Multiline Retail - 1.4%
Marks & Spencer Group PLC	2,144,500	13,099,103
PPR	39,200	6,359,796

		19,458,899

Specialty Retail - 0.8%
Esprit Holdings Ltd.	2,188,900	11,841,553

Textiles, Apparel & Luxury Goods - 0.6%
Yue Yuen Industrial Holdings Ltd.	2,159,000	7,957,179

		176,739,962

Energy - 12.1%
Oil, Gas & Consumable Fuels - 12.1%
BP PLC	4,414,000	30,200,875
China Petroleum & Chemical Corp. - Class H	5,438,000	4,797,856
ENI SpA	637,800	13,781,172
Gazprom OAO (Sponsored ADR)	534,100	11,189,395
JX Holdings, Inc.	1,426,000	8,274,610
KazMunaiGas Exploration Production (GDR) (b)	320,750	5,667,652
LUKOIL OAO (London) (Sponsored ADR)	141,900	8,045,730
Nexen, Inc. (Toronto)	682,716	13,735,272
OMV AG	153,500	5,750,491
Penn West Energy Trust	626,396	12,553,490

Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	1,545,100	46,766,305
Suncor Energy, Inc. (Toronto)	328,576	10,698,120

		171,460,968

Telecommunication Services - 8.5%
Diversified Telecommunication Services - 5.6%
France Telecom SA	651,300	14,086,556
Nippon Telegraph & Telephone Corp.	500,700	21,931,772
Telecom Corp. of New Zealand Ltd.	3,166,224	4,745,746
Telecom Italia SpA (ordinary shares)	11,258,700	15,771,920
Telecom Italia SpA (savings shares)	8,823,200	9,956,428
Telefonica SA	516,100	12,810,178

		79,302,600

Wireless Telecommunication Services - 2.9%
KDDI Corp.	2,448	11,703,062
Vodafone Group PLC	12,203,975	30,111,521

		41,814,583

		121,117,183

Industrials - 8.4%
Aerospace & Defense - 1.3%
BAE Systems PLC	3,380,600	18,204,555

Building Products - 0.7%
Asahi Glass Co., Ltd.	1,038,000	10,586,194
Cie de St-Gobain	2,420	108,141

		10,694,335

Construction & Engineering - 1.3%
Bouygues SA	423,800	18,258,766

Industrial Conglomerates - 0.6%
Bidvest Group Ltd.	417,700	8,808,180

Professional Services - 0.5%
Randstad Holding NV (a)	149,043	6,771,727

Road & Rail - 0.9%
East Japan Railway Co.	65,900	3,981,566
Firstgroup PLC	880,300	5,020,472
Nippon Express Co., Ltd.	875,000	3,334,009

		12,336,047

Trading Companies & Distributors - 3.1%
ITOCHU Corp.	1,164,200	10,655,795
Mitsubishi Corp.	788,600	18,736,438
Mitsui & Co., Ltd.	981,000	14,586,423

		43,978,656

		119,052,266

Health Care - 7.2%
Pharmaceuticals - 7.2%
AstraZeneca PLC	516,600	26,222,843
Bayer AG	362,700	25,280,212
Novartis AG	463,660	26,687,302
Sanofi-Aventis SA	368,527	24,531,280

		102,721,637

Consumer Staples - 5.8%
Beverages - 0.7%
Asahi Breweries Ltd.	484,700	9,708,753

Food & Staples Retailing - 2.1%
Aeon Co., Ltd.	598,200	6,413,330
Casino Guichard Perrachon SA	60,443	5,538,451
Delhaize Group SA	181,400	13,180,845
Koninklijke Ahold NV	346,400	4,675,292

		29,807,918

Tobacco - 3.0%
British American Tobacco PLC	391,600	14,624,588
Imperial Tobacco Group PLC	287,600	8,579,305
Japan Tobacco, Inc.	5,736	19,112,697

		42,316,590

		81,833,261

Information Technology - 5.0%
Computers & Peripherals - 1.1%
Toshiba Corp.	3,452,000	16,693,899

Electronic Equipment, Instruments & Components - 0.6%
AU Optronics Corp. (a)	7,964,990	8,281,718

IT Services - 0.9%
Cap Gemini SA	253,300	12,717,088

Office Electronics - 0.5%
Konica Minolta Holdings, Inc.	755,500	7,405,080

Semiconductors & Semiconductor Equipment - 1.6%
Samsung Electronics Co., Ltd.	30,660	20,879,738
Samsung Electronics Co., Ltd. (Preference Shares)	3,300	1,611,535

		22,491,273

Software - 0.3%
Konami Corp.	242,400	4,279,443

		71,868,501

Utilities - 4.2%
Electric Utilities - 3.4%
E.ON AG	800,200	23,599,025
EDF SA	317,800	13,718,271
Tokyo Electric Power Co., Inc. (The)	438,700	10,715,066

		48,032,362

Gas Utilities - 0.8%
Tokyo Gas Co., Ltd.	2,621,000	11,920,272

		59,952,634

Total Common Stocks (cost $1,342,706,571)		1,408,870,774

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.0%
Time Deposit - 0.0%
State Street Time Deposit 0.01%, 10/01/10 (cost $549,000)	$549	549,000

Total Investments - 99.1% (cost $1,343,255,571) (c)		1,409,419,774
Other assets less liabilities - 0.9% (d)		12,090,214

Net Assets - 100.0%		$1,421,509,988

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	377	December 2010	$14,391,143	$14,071,824	$(319,319)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
BNP Paribas SA:
Australian Dollar settling 1/18/11	22,535	$21,055,668	$21,497,017	$441,349
Credit Suisse London Branch (GFX):
Euro settling 10/15/10	12,494	16,399,874	17,031,075	631,201
Royal Bank of Scotland PLC:
Swiss Franc settling 1/18/11	42,531	42,429,170	43,328,102	898,932
State Street Bank and Trust Co.:
Australian Dollar settling 10/15/10	50,647	43,245,447	48,893,711	5,648,264
Australian Dollar settling 10/15/10	12,131	10,657,205	11,711,051	1,053,846
Australian Dollar settling 10/15/10	13,078	11,489,154	12,625,268	1,136,114
British Pound settling 10/15/10	23,830	35,648,965	37,431,573	1,782,608
Japanese Yen settling 10/15/10	2,274,468	26,199,624	27,248,212	1,048,588
New Zealand Dollar settling 10/15/10	15,047	10,537,565	11,030,304	492,739
New Zealand Dollar settling 10/15/10	25,602	18,000,510	18,767,716	767,206
Norwegian Krone settling 10/15/10	194,084	30,344,116	32,981,985	2,637,869
Norwegian Krone settling 10/15/10	32,806	5,138,141	5,574,942	436,801
Norwegian Krone settling 10/15/10	183,107	28,103,335	31,116,590	3,013,255
Pound Sterling settling 10/15/10	55,786	86,211,127	87,627,265	1,416,138
Swedish Krona settling 10/15/10	234,096	31,170,823	34,720,670	3,549,847
Swedish Krona settling 10/15/10	264,258	34,012,709	39,194,241	5,181,532
Swiss Franc settling 10/15/10	21,515	20,377,333	21,897,090	1,519,757

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 10/15/10	45,813	$43,577,061	$46,626,604	$3,049,543
Swiss Franc settling 10/15/10	13,990	13,584,371	14,238,452	654,081
Sale Contracts:
HSBC Bank USA:
Pound Sterling settling 10/15/10	42,615	66,281,666	66,938,584	(656,918)
Royal Bank of Scotland PLC:
Japanese Yen settling 1/18/11	1,353,753	15,879,056	16,237,226	(358,170)
State Street Bank and Trust Co.:
Australian Dollar settling 10/15/10	24,447	20,899,495	23,600,698	(2,701,203)
Australian Dollar settling 10/15/10	13,078	11,240,933	12,625,268	(1,384,335)
Australian Dollar settling 10/15/10	26,200	22,519,686	25,293,013	(2,773,327)
Canadian Dollar settling 10/15/10	20,567	19,911,127	19,983,257	(72,130)
Canadian Dollar settling 10/15/10	5,298	5,020,516	5,147,630	(127,114)
Canadian Dollar settling 10/15/10	8,466	8,260,077	8,225,714	34,363
Canadian Dollar settling 10/15/10	7,891	7,420,748	7,667,034	(246,286)
Canadian Dollar settling 10/15/10	7,483	7,259,692	7,270,614	(10,922)
Euro settling 10/15/10	53,118	67,016,591	72,407,287	(5,390,696)
Euro settling 10/15/10	54,859	69,374,143	74,780,514	(5,406,371)
Euro settling 10/15/10	33,794	41,907,939	46,065,963	(4,158,024)
Euro settling 10/15/10	26,008	32,009,866	35,452,553	(3,442,687)
Japanese Yen settling 10/15/10	2,627,674	31,316,879	31,479,633	(162,754)
Japanese Yen settling 10/15/10	3,289,724	36,830,766	39,411,017	(2,580,251)
Japanese Yen settling 1/18/11	360,007	4,279,684	4,318,007	(38,323)
New Zealand Dollar settling 10/15/10	18,477	12,935,748	13,544,688	(608,940)
Pound Sterling settling 10/15/10	23,830	36,312,392	37,431,572	(1,119,180)
Swedish Krona settling 10/15/10	49,879	6,902,025	7,397,958	(495,933)
Westpac Banking Corp.:
Canadian Dollar settling 1/18/11	2,880	2,795,560	2,791,847	3,713
New Zealand Dollar settling 10/15/10	22,172	16,154,741	16,253,332	(98,591)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the market value of this security amounted to $5,667,652 or 0.4% of net assets.
(c)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $176,201,647 and gross unrealized depreciation of investments was $(110,037,444), resulting in net unrealized appreciation of $66,164,203.

(d)	An amount of U.S. $989,477 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

AllianceBernstein Variable Products Series Fund

International Value Portfolio

September 30, 2010 (unaudited)

COUNTRY BREAKDOWN *

21.9%	Japan
19.5%	United Kingdom
13.7%	France
9.6%	Germany
4.4%	Italy
4.1%	Netherlands
3.9%	Canada
3.2%	South Korea
3.1%	Australia
2.2%	Brazil
1.9%	Switzerland
1.8%	Hong Kong
1.4%	Russia
9.3%	Other
0.0%	Short-Term Investments

100.0%	Total Investments

*	All data are as of September 30, 2010. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Austria, Belgium, China, Denmark, India, Ireland, Kazakhstan, New Zealand, Poland, South Africa, Spain, Taiwan and Turkey.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$12,722,872	$302,747,413	$—	$315,470,285
Materials	37,018,123	151,635,954	—	188,654,077
Consumer Discretionary	—	176,739,962	—	176,739,962
Energy	42,654,534	128,806,434	—	171,460,968
Telecommunication Services	—	121,117,183	—	121,117,183
Industrials	—	119,052,266	—	119,052,266
Health Care	—	102,721,637	—	102,721,637
Consumer Staples	—	81,833,261	—	81,833,261
Information Technology	—	71,868,501	—	71,868,501
Utilities	—	59,952,634	—	59,952,634
Short-Term Investments	—	549,000	—	549,000

Total Investments in Securities	92,395,529	1,317,024,245+	—	1,409,419,774
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	—	35,397,746	—	35,397,746
Liabilities
Futures	(319,319)	—	—	(319,319)
Forward Currency Exchange Contracts	—	(31,832,155)	—	(31,832,155)

Total	$92,076,210	$1,320,589,836	$—	$1,412,666,046

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Rights	Total
Balance as of 12/31/09	$3	$3
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(3)	(3)
Net purchases (sales)		—
Transfers in of Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 9/30/10	$—	—

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/10	—	—

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Technology - 25.9%
Communications Technology - 3.3%
Cisco Systems, Inc.(a)	510,000	$11,169,000
Juniper Networks, Inc.(a)	56,100	1,702,635

		12,871,635

Computer Services, Software & Systems - 7.5%
Citrix Systems, Inc.(a)	30,500	2,081,320
Google, Inc. - Class A(a)	38,180	20,074,662
Microsoft Corp.	94,600	2,316,754
Oracle Corp.	171,650	4,608,803

		29,081,539

Computer Technology - 12.0%
Apple, Inc.(a)	102,620	29,118,425
EMC Corp.(a)	517,793	10,516,376
Hewlett-Packard Co.	111,530	4,692,067
NVIDIA Corp.(a)	184,200	2,151,456

		46,478,324

Production Technology Equipment - 0.7%
KLA-Tencor Corp.	78,200	2,754,986

Semiconductors & Component - 2.4%
Broadcom Corp. - Class A	169,400	5,995,066
Intel Corp.	164,078	3,155,220

		9,150,286

		100,336,770

Consumer Discretionary - 18.0%
Auto Parts - 1.7%
Johnson Controls, Inc.	220,800	6,734,400

Automobiles - 1.8%
Ford Motor Co.(a)	565,200	6,918,048

Cable Television Services - 1.5%
Comcast Corp. - Class A	327,200	5,915,776

Diversified Media - 1.6%
News Corp. - Class A	473,700	6,186,522

Diversified Retail - 6.5%
Amazon.com, Inc.(a)	27,835	4,371,765
Costco Wholesale Corp.	90,005	5,804,422
Kohl’s Corp.(a)	194,300	10,235,724
Target Corp.	89,450	4,780,208

		25,192,119

Entertainment - 1.8%
Walt Disney Co. (The)	206,000	6,820,660

Hotel/Motel - 0.2%
Hyatt Hotels Corp.(a)	24,376	911,419

Restaurants - 0.8%
Starbucks Corp.	125,000	3,197,500

Specialty Retail - 1.4%
Lowe’s Cos., Inc.	234,700	5,231,463

Textiles, Apparel & Shoes - 0.7%
Polo Ralph Lauren Corp. - Class A	30,455	2,736,686

		69,844,593

Health Care - 14.7%
Biotechnology - 1.7%
Celgene Corp.(a)	112,900	6,504,169

Health Care Services - 1.3%
Express Scripts, Inc. - Class A(a)	102,900	5,011,230

Medical Services - 5.8%
Alcon, Inc.	119,015	19,850,512
Covidien PLC	65,900	2,648,521

		22,499,033

Pharmaceuticals - 5.9%
Gilead Sciences, Inc.(a)	312,060	11,112,456
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	134,585	7,099,359
Vertex Pharmaceuticals, Inc.(a)	133,500	4,615,095

		22,826,910

		56,841,342

Producer Durables - 12.8%
Aerospace - 1.3%
Goodrich Corp.	68,300	5,035,759

Back Office Support HR & Consulting - 0.1%
Accenture PLC	14,000	594,860

Diversified Manufacturing Operations - 6.8%
Danaher Corp.	238,600	9,689,546
Dover Corp.	107,500	5,612,575
Honeywell International, Inc.	96,900	4,257,786
Illinois Tool Works, Inc.	149,100	7,010,682

		26,570,589

Machinery: Agricultural - 0.9%
Deere & Co.	49,300	3,440,154

Scientific Instruments: Control & Filter - 0.3%
Flowserve Corp.	9,760	1,067,939

Scientific Instruments: Electrical - 2.0%
Cooper Industries PLC	158,700	7,765,191

Transportation Miscellaneous - 1.4%
United Parcel Service, Inc. - Class B	80,400	5,361,876

		49,836,368

Financial Services - 11.8%
Asset Management & Custodian - 0.1%
Franklin Resources, Inc.	3,600	384,840

Banks: Diversified - 0.8%
Wells Fargo & Co.	129,300	3,249,309

Diversified Financial Services - 9.4%
Blackstone Group LP	511,400	6,489,666
Goldman Sachs Group, Inc. (The)	78,800	11,392,904
JPMorgan Chase & Co.	482,950	18,385,907

		36,268,477

Financial Data & Systems - 0.1%
Visa, Inc. - Class A	5,270	391,350

Securities Brokerage & Services - 1.4%
CME Group, Inc. - Class A	20,480	5,334,016

		45,627,992

Energy - 10.4%
Alternative Energy - 1.0%
Suncor Energy, Inc. (New York)	114,600	3,730,230

Oil Well Equipment & Services - 4.9%
Cameron International Corp.(a)	71,400	3,067,344
Schlumberger Ltd.	259,025	15,958,530

		19,025,874

Oil: Crude Producers - 4.5%
EOG Resources, Inc.	57,915	5,384,358
Noble Energy, Inc.	108,625	8,156,651
Occidental Petroleum Corp.	52,900	4,142,070

		17,683,079

		40,439,183

Materials & Processing - 4.1%
Chemicals: Diversified - 2.1%
Dow Chemical Co. (The)	295,200	8,106,192

Copper - 1.2%
Freeport-McMoRan Copper & Gold, Inc.	52,735	4,503,042

Fertilizers - 0.8%
Monsanto Co.	66,757	3,199,663

		15,808,897

Consumer Staples - 2.0%
Beverage: Soft Drinks - 2.0%
PepsiCo, Inc.	118,700	7,886,428

Total Common Stocks (cost $337,287,682)		386,621,573

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit 0.01%, 10/01/10 (cost $227,000)	$227	227,000

Total Investments - 99.8% (cost $337,514,682)(b)		386,848,573
Other assets less liabilities - 0.2%		730,869

Net Assets - 100.0%		$387,579,442

(a)	Non-income producing security.
(b)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,315,930 and gross unrealized depreciation of investments was $(8,982,039), resulting in net unrealized appreciation of $49,333,891.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$386,621,573	$—	$—	$386,621,573
Short-Term Investments	—	227,000	—	227,000

Total Investments in Securities	386,621,573	227,000	—	386,848,573
Other Financial Instruments*	—	—	—	—

Total	$386,621,573	$227,000	$—	$386,848,573

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

	Yield*		Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.1%
Certificates of Deposit - 38.4%
Bank of Montreal
11/15/10	0.23%		$1,400	$1,400,000
Bank of Nova Scotia
3/07/11	0.29%		1,400	1,400,000
Barclays Bank PLC NY
10/01/10 (a)	0.51%		2,000	2,000,000
BNP Paribas NY Branch
11/09/10	0.56%		1,400	1,400,000
Deutsche Bank AG
10/25/10	0.45%		1,400	1,400,028
National Australia Bank NY
3/23/11 (a)	0.29%		1,400	1,400,000
Norinchukin Bank
10/18/10	0.26%		1,400	1,400,000
Rabobank Nederland NV NY
1/18/11	0.26	%-0.57%	1,500	1,500,000
Royal Bank of Canada NY
3/10/11 (a)	0.26%		400	400,000
12/09/10 (a)	0.26%		1,600	1,600,000
State Street Bank & Trust
2/11/11	0.39%		1,400	1,400,000
Svenska Handelsbanken NY
12/15/10	0.25%		1,400	1,400,015
Toronto Dominion Bank NY
11/29/10	0.23%		600	600,000
2/04/11 (a)	0.26%		900	900,000
Westpac Banking Corp. NY
12/01/10 (a)	0.29%		1,300	1,300,000

				19,500,043

Municipal Obligations - 24.1%
Dallas Fort Worth TX Intl Arpt (United Parcel Service)
5/01/32 (b)	0.25%		2,000	2,000,000
Jackson Cnty MS PCR (Chevron Corp.) Series 1993
6/01/23 (b)	0.27%		2,400	2,400,000
Loudoun Cnty VA IDA (Howard Hughes Med)
2/15/38 (b)	0.23%		2,300	2,300,000
Massachusetts Dev Fin Agy (Smith College)
7/01/24 (b)	0.23%		1,248	1,248,000
Massachusetts Hlth & Ed Facs Auth (Harvard Univ) Series 1999R
11/01/49 (b)	0.22%		2,000	2,000,000
Valdez AK Marine Terminal (Exxon Mobil Corp.) Series 1993B
12/01/33 (b)	0.23%		2,300	2,300,000

				12,248,000

Commercial Paper -20.1%
Australia & New Zealand Banking Group
3/16/11 (c)	0.30%	1,400	1,398,063
Banco Santander Central Hispano SA
10/12/10	0.52%	1,700	1,699,730
Banque et Caisse Epargne
11/30/10	0.28%	1,400	1,399,347
JP Morgan Chase & Co.
10/15/10	0.28%	1,400	1,399,848
KFW Group
2/08/11 (c)	0.37%	1,400	1,398,129
Procter & Gamble Co.
10/21/10	0.23%	700	699,911
11/17/10 (c)	0.27%	700	699,753
Straight-A Funding LLC
10/12/10 (c)	0.36%	1,500	1,499,835

			10,194,616

U.S. Government & Government Sponsored Agency Obligations - 10.6%
Federal Farm Credit Bank
11/17/11 (a)	0.20%	500	499,837
12/20/11 (a)	0.22%	500	499,878
Series 1
7/15/11 (a)	0.17%	500	499,960
Federal Home Loan Bank
7/20/11 (a)	0.16%	500	499,738
Federal Home Loan Mortgage Corp.
2/02/12 (a)	0.18%	500	499,462
12/21/11 (a)	0.21%	500	499,753
1/31/11	0.23%	500	499,610
Federal National Mortgage Association
8/11/11 (a)	0.17%	500	499,805
10/06/10	0.19%	900	899,976
9/19/11 (a)	0.22%	500	499,807

			5,397,826

Repurchase Agreements - 5.7%
Credit Suisse Securities 0.22%, dated 9/30/10 due 10/01/10 in the amount of $1,000,006 (collateralized by $985,000 U.S. Treasury Note, 1.75%, due 4/15/13, value $1,014,392)		1,000	1,000,000
Greenwich Securities 0.19%, dated 9/30/10 due 10/01/10 in the amount of $1,000,005 (collateralized by $950,000 U.S. Treasury Note, 3.125%, due 5/15/19, value $1,010,639)		1,000	1,000,000
Mizuho Securities USA 0.20%, dated 9/30/10 due 10/1/10 in the amount of $900,005 (collateralized by $868,800 U.S. Treasury Note, 2.375%, due 8/31/14, value $918,094)		900	900,000

			2,900,000

Corporates - Investment Grade - 1.2%
Pfizer, Inc. 3/15/11 (a) (cost $605,361)	2.24%	600	605,361

Total Investments - 100.1% (cost $50,845,846) (d)			50,845,846
Other assets less liabilities - (0.1)%			(50,402)

Net Assets - 100.0%			$50,795,444

(a)	Floating Rate Security. Stated interest rate was in effect at September 30, 2010.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the aggregate market value of these securities amounted to $4,995,780 or 9.8% of net assets.
(d)	As of September 30, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

IDA	-	Industrial Development Authority/Agency
PCR	-	Pollution Control Revenue Bond

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$19,500,043	$—	$19,500,043
Municipal Obligations	—	12,248,000	—	12,248,000
Commercial Paper	—	10,194,616	—	10,194,616
U.S. Government & Government Sponsored Agency Obligations	—	5,397,826	—	5,397,826
Repurchase Agreements	—	2,900,000	—	2,900,000
Corporates - Investment Grades	—	605,361	—	605,361

Total Investments in Securities	—	50,845,846	—	50,845,846
Other Financial Instruments*	—	—	—	—

Total	$—	$50,845,846	$—	$50,845,846

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Equity:Other - 29.0%
Diversified/Specialty - 15.4%
BioMed Realty Trust, Inc.	69,200	$1,240,064
CB Richard Ellis Group, Inc. - Class A(a)	31,500	575,820
Coresite Realty Corp.(a)	32,700	535,953
Crown Castle International Corp.(a)	12,900	569,535
Digital Realty Trust, Inc.	34,400	2,122,480
DuPont Fabros Technology, Inc.	7,176	180,477
Jones Lang LaSalle, Inc.	12,600	1,087,002
Vornado Realty Trust	45,630	3,902,734
Weyerhaeuser Co.	45,486	716,859

		10,930,924

Health Care - 11.6%
HCP, Inc.	29,500	1,061,410
Health Care REIT, Inc.	45,500	2,153,970
National Health Investors, Inc.	16,163	712,141
Nationwide Health Properties, Inc.	38,537	1,490,226
Ventas, Inc.	54,065	2,788,132

		8,205,879

Triple Net - 2.0%
Entertainment Properties Trust	32,400	1,399,032

		20,535,835

Residential - 24.9%
Manufactured Homes - 1.0%
Equity Lifestyle Properties, Inc.	13,300	724,584

Multi-Family - 16.0%
BRE Properties, Inc.	30,200	1,253,300
Camden Property Trust	29,200	1,400,724
Colonial Properties Trust	43,600	705,884
Equity Residential	65,200	3,101,564
Essex Property Trust, Inc.	11,525	1,261,296
Home Properties, Inc.	27,000	1,428,300
Mid-America Apartment Communities, Inc.	18,610	1,084,591
UDR, Inc.	51,100	1,079,232

		11,314,891

Self Storage - 5.7%
Extra Space Storage, Inc.	64,100	1,028,164
Public Storage	31,300	3,037,352

		4,065,516

Student Housing - 2.2%
American Campus Communities, Inc.	20,784	632,665
Education Realty Trust, Inc.	125,300	895,895

		1,528,560

		17,633,551

Retail - 22.6%
Regional Mall - 13.1%
CBL & Associates Properties, Inc.	41,150	537,419
Macerich Co. (The)	16,658	715,461
Simon Property Group, Inc.	74,911	6,947,246

Taubman Centers, Inc.	23,383	1,043,116

		9,243,242

Shopping Center/Other Retail - 9.5%
Acadia Realty Trust	29,300	556,700
Federal Realty Investment Trust	8,900	726,774
Kimco Realty Corp.	119,500	1,882,125
Regency Centers Corp.	31,600	1,247,252
Tanger Factory Outlet Centers	26,700	1,258,638
Weingarten Realty Investors	48,557	1,059,514

		6,731,003

		15,974,245

Office - 10.3%
Office - 10.3%
Boston Properties, Inc.	38,200	3,175,184
Brandywine Realty Trust	55,168	675,808
Brookfield Properties Corp.	68,650	1,065,448
Douglas Emmett, Inc.	65,100	1,139,901
SL Green Realty Corp.	19,900	1,260,267

		7,316,608

Lodging - 7.4%
Lodging - 7.4%
DiamondRock Hospitality Co.(a)	121,055	1,148,812
Hersha Hospitality Trust	103,000	533,540
Hyatt Hotels Corp.(a)	31,000	1,159,090
Intercontinental Hotels Group PLC	29,600	528,224
LaSalle Hotel Properties	22,400	523,936
Sunstone Hotel Investors, Inc.(a)	86,032	780,310
Wyndham Worldwide Corp.	20,400	560,388

		5,234,300

Industrials - 3.6%
Industrial Warehouse Distribution - 3.6%
DCT Industrial Trust, Inc.	74,300	355,897
First Potomac Realty Trust	17,633	264,495
ProLogis	165,550	1,950,179

		2,570,571

Total Common Stocks (cost $57,266,244)		69,265,110

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.2%
Time Deposit - 2.2%
State Street Time Deposit 0.01%, 10/01/10 (Cost $1,587,000)	$1,587	1,587,000

Total Investments - 100.0% (cost $58,853,244)(b)	70,852,110
Other assets less liabilities - 0.0%	11,727

Net Assets - 100.0%	$70,863,837

(a)	Non-income producing security.
(b)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,637,142 and gross unrealized depreciation of investments was $(638,276), resulting in net unrealized appreciation of $11,998,866.

Please	note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Equity:Other	$20,535,835	$—	$—	$20,535,835
Residential	17,633,551	—	—	17,633,551
Retail	15,974,245	—	—	15,974,245
Office	7,316,608	—	—	7,316,608
Lodging	4,706,076	528,224	—	5,234,300
Industrials	2,570,571	—	—	2,570,571
Short-Term Investments	—	1,587,000	—	1,587,000

Total Investments in Securities	68,736,886	2,115,224	—	70,852,110
Other Financial Instruments*	—	—	—	—

Total	$68,736,886	$2,115,224	$—	$70,852,110

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Information Technology - 28.6%
Communications Equipment - 5.9%
ADTRAN, Inc.	18,950	$668,935
Aruba Networks, Inc.(a)	20,322	433,672
Infinera Corp.(a)	39,790	464,349
Netgear, Inc.(a)	17,030	459,980
Riverbed Technology, Inc.(a)	9,900	451,242

		2,478,178

Computers & Peripherals - 0.5%
Xyratex Ltd.(a)	13,480	200,043

Internet Software & Services - 2.9%
DealerTrack Holdings, Inc.(a)	27,140	463,551
IntraLinks Holdings, Inc.(a)	16,350	276,479
LogMeIn, Inc.(a)	12,950	465,941

		1,205,971

IT Services - 2.1%
Camelot Information Systems, Inc. (ADR)(a)	18,270	321,004
VeriFone Systems, Inc.(a)	18,838	585,296

		906,300

Semiconductors & Semiconductor Equipment - 5.7%
Atheros Communications, Inc.(a)	14,370	378,650
Fairchild Semiconductor International, Inc.(a)	38,560	362,464
Hittite Microwave Corp.(a)	6,040	287,806
Netlogic Microsystems, Inc.(a)	12,024	331,622
ON Semiconductor Corp.(a)	39,920	287,823
Skyworks Solutions, Inc.(a)	14,820	306,478
Teradyne, Inc.(a)	38,360	427,330

		2,382,173

Software - 11.5%
Aspen Technology, Inc.(a)	26,428	274,058
Concur Technologies, Inc.(a)	11,990	592,786
Fortinet, Inc.(a)	23,260	581,500
Informatica Corp.(a)	12,050	462,840
MICROS Systems, Inc.(a)	12,590	532,935
Radiant Systems, Inc.(a)	30,130	515,223
RealD, Inc.(a)	19,053	352,290
SuccessFactors, Inc.(a)	20,700	519,777
Taleo Corp.(a)	15,160	439,488
TIBCO Software, Inc.(a)	32,240	571,938

		4,842,835

		12,015,500

Health Care - 21.3%
Biotechnology - 4.7%
Alexion Pharmaceuticals, Inc.(a)	6,530	420,271
Arqule, Inc.(a)	12,695	65,379

Human Genome Sciences, Inc.(a)	4,700	140,013
Incyte Corp. Ltd.(a)	14,260	228,017
Ironwood Pharmaceuticals, Inc.(a)	13,420	136,616
Pharmasset, Inc.(a)	5,750	169,625
Protalix BioTherapeutics, Inc.(a)	19,240	167,195
Regeneron Pharmaceuticals, Inc.(a)	3,840	105,216
Seattle Genetics, Inc.(a)	8,360	129,831
United Therapeutics Corp.(a)	7,300	408,873

		1,971,036

Health Care Equipment & Supplies - 5.3%
Align Technology, Inc.(a)	21,200	415,096
NuVasive, Inc.(a)	10,180	357,725
ResMed, Inc.(a)	12,580	412,750
Sirona Dental Systems, Inc.(a)	10,830	390,313
Volcano Corp.(a)	18,280	474,914
Zoll Medical Corp.(a)	5,235	168,934

		2,219,732

Health Care Providers & Services - 6.1%
Centene Corp.(a)	18,580	438,302
Emergency Medical Services Corp.(a)	9,460	503,745
Healthspring, Inc.(a)	5,872	151,733
HMS Holdings Corp.(a)	9,480	558,751
IPC The Hospitalist Co., Inc.(a)	15,350	419,362
Magellan Health Services, Inc.(a)	11,000	519,640

		2,591,533

Health Care Technology - 2.1%
MedAssets, Inc.(a)	17,190	361,678
SXC Health Solutions Corp.(a)	14,160	516,415

		878,093

Pharmaceuticals - 3.1%
Ardea Biosciences, Inc.(a)	5,410	124,430
Impax Laboratories, Inc.(a)	25,460	504,108
MAP Pharmaceuticals, Inc.(a)	8,660	132,498
Nektar Therapeutics(a)	15,930	235,286
Salix Pharmaceuticals Ltd.(a)	7,970	316,569

		1,312,891

		8,973,285

Consumer Discretionary - 19.2%
Distributors - 1.2%
LKQ Corp.(a)	24,010	499,408

Diversified Consumer Services - 1.6%
K12, Inc.(a)	11,430	331,813
Strayer Education, Inc.	2,025	353,362

		685,175

Hotels, Restaurants & Leisure - 6.6%
Gaylord Entertainment Co.(a)	21,110	643,855
Great Wolf Resorts, Inc.(a)	63,780	121,182
Life Time Fitness, Inc.(a)	16,240	640,993
Orient-Express Hotels Ltd.- Class A(a)	45,520	507,548
Panera Bread Co. - Class A(a)	4,680	414,695
Texas Roadhouse, Inc. - Class A(a)	32,440	456,106

		2,784,379

Household Durables - 1.1%
Tempur-Pedic International, Inc.(a)	15,170	470,270

Media - 2.5%
Lamar Advertising Co.(a)	14,540	462,663
National CineMedia, Inc.	31,830	569,757

		1,032,420

Specialty Retail - 6.2%
Citi Trends, Inc.(a)	13,080	316,667
Dick’s Sporting Goods, Inc.(a)	18,160	509,207
J Crew Group, Inc.(a)	9,060	304,597
Select Comfort Corp.(a)	51,630	350,051
Tractor Supply Co.	13,980	554,447
Ulta Salon Cosmetics & Fragrance, Inc.(a)	18,670	545,164

		2,580,133

		8,051,785

Industrials - 17.7%
Aerospace & Defense - 1.2%
Hexcel Corp.(a)	28,980	515,554

Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc.(a)	7,750	389,825

Building Products - 1.0%
Simpson Manufacturing Co., Inc.	16,800	433,104

Commercial Services & Supplies - 1.2%
Interface, Inc.	34,840	495,773

Electrical Equipment - 2.5%
AMETEK, Inc.	9,770	466,713
Baldor Electric Co.	14,750	595,900

		1,062,613

Machinery - 6.4%
Actuant Corp. - Class A	20,900	479,864
Bucyrus International, Inc. - Class A	8,460	586,701
IDEX Corp.	12,755	452,930
Lincoln Electric Holdings, Inc.	7,610	440,010
RBC Bearings, Inc.(a)	10,640	361,547
Valmont Industries, Inc.	4,810	348,244

		2,669,296

Marine - 1.0%
Kirby Corp.(a)	9,990	400,199

Professional Services - 1.4%
TrueBlue, Inc.(a)	42,670	582,446

Road & Rail - 2.1%
Genesee & Wyoming, Inc. - Class A(a)	10,240	444,314
Knight Transportation, Inc.	22,930	443,237

		887,551

		7,436,361

Financials - 5.1%
Capital Markets - 3.8%
Affiliated Managers Group, Inc.(a)	5,210	406,432
Greenhill & Co., Inc.	5,030	398,980
KBW, Inc.	14,490	370,944
Stifel Financial Corp.(a)	8,850	409,666

		1,586,022

Commercial Banks - 0.7%
Iberiabank Corp.	5,910	295,382

Consumer Finance - 0.6%
Green Dot Corp.(a)	5,766	279,536

		2,160,940

Energy - 4.1%
Energy Equipment & Services - 2.5%
Complete Production Services, Inc.(a)	16,310	333,539
Dril-Quip, Inc.(a)	6,080	377,629
Oceaneering International, Inc.(a)	6,280	338,241

		1,049,409

Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	10,700	322,177
SM Energy Co.	9,110	341,261

		663,438

		1,712,847

Materials - 1.7%
Chemicals - 1.1%
Solutia, Inc.(a)	28,760	460,735

Metals & Mining - 0.6%
Molycorp, Inc.(a)	9,096	257,326

		718,061

Consumer Staples - 1.1%
Food Products - 1.1%
Green Mountain Coffee Roasters, Inc.(a)	15,050	469,409

Total Common Stocks (cost $33,136,322)		41,538,188

WARRANTS - 0.0%
Information Technology - 0.0%
Lantronix, Inc., expiring 2/09/11(a) (cost $0)	2,486	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.6%
Time Deposit - 2.6%
State Street Time Deposit 0.01%, 10/01/10 (cost $1,089,000)	$1,089	$1,089,000

Total Investments - 101.4% (cost $34,225,322)(b)		42,627,188
Other assets less liabilities - (1.4)%		(588,271)

Net Assets - 100.0%		$42,038,917

(a)	Non-income producing security.
(b)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,960,084 and gross unrealized depreciation of investments was $(558,218), resulting in net unrealized appreciation of $8,401,866.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$41,538,188	$—	$—	$41,538,188
Warrants	—	—	0	—
Short-Term Investments	—	1,089,000	—	1,089,000

Total Investments in Securities	41,538,188	1,089,000	0	42,627,188
Other Financial Instruments*	—	—	—	—

Total	$41,538,188	$1,089,000	$0	$42,627,188

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants **	Total
Balance as of 12/31/09	$0	$0
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/10	$0	$0

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/2010	—	—

**	The Portfolio held a security with zero market value at period end.

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 27.4%
Capital Markets - 0.6%
MF Global Holdings Ltd.(a)	375,100	$2,700,720

Commercial Banks - 7.7%
Associated Banc-Corp	315,100	4,156,169
CapitalSource, Inc.	520,700	2,780,538
City National Corp.	51,250	2,719,838
Comerica, Inc.	149,600	5,557,640
Marshall & Ilsley Corp.	640,300	4,507,712
Popular, Inc.(a)	1,331,457	3,861,225
Susquehanna Bancshares, Inc.	480,464	4,055,116
Umpqua Holdings Corp.	231,340	2,623,396
Webster Financial Corp.	210,200	3,691,112
Whitney Holding Corp.	386,100	3,154,437

		37,107,183

Insurance - 7.2%
Aspen Insurance Holdings Ltd.	207,900	6,295,212
Assurant, Inc.	106,800	4,346,760
Endurance Specialty Holdings Ltd.	122,000	4,855,600
Fidelity National Financial, Inc. - Class A	205,800	3,233,118
Platinum Underwriters Holdings Ltd.	139,450	6,068,864
Reinsurance Group of America, Inc. - Class A	116,900	5,645,101
Unum Group	178,400	3,951,560

		34,396,215

Real Estate Investment Trusts (REITs) - 7.5%
BioMed Realty Trust, Inc.	150,700	2,700,544
Brandywine Realty Trust	455,300	5,577,425
BRE Properties, Inc.	70,000	2,905,000
Camden Property Trust	124,000	5,948,280
CBL & Associates Properties, Inc.	211,700	2,764,802
DiamondRock Hospitality Co.(a)	457,200	4,338,828
Entertainment Properties Trust	94,000	4,058,920
Sunstone Hotel Investors, Inc.(a)	381,830	3,463,198
Tanger Factory Outlet Centers	89,500	4,219,030

		35,976,027

Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. - Class A(a)	236,200	4,317,736
Jones Lang LaSalle, Inc.	34,100	2,941,807

		7,259,543

Thrifts & Mortgage Finance - 2.9%
Astoria Financial Corp.	219,800	2,995,874
First Niagara Financial Group, Inc.	368,100	4,288,365
People’s United Financial, Inc.	191,200	2,502,808
Washington Federal, Inc.	265,200	4,046,952

		13,833,999

		131,273,687

Consumer Discretionary - 16.6%
Auto Components - 4.2%
Cooper Tire & Rubber Co.	206,900	4,061,447
Dana Holding Corp.(a)	489,900	6,035,568

Federal-Mogul Corp.(a)	297,400	5,623,834
TRW Automotive Holdings Corp.(a)	106,700	4,434,452

		20,155,301

Hotels, Restaurants & Leisure - 2.2%
Royal Caribbean Cruises Ltd.(a)	203,200	6,406,896
Wyndham Worldwide Corp.	154,300	4,238,621

		10,645,517

Household Durables - 2.3%
American Greetings Corp.	272,100	5,058,339
NVR, Inc.(a)	4,450	2,881,509
Pulte Group, Inc.(a)	320,900	2,811,084

		10,750,932

Leisure Equipment & Products - 0.5%
Callaway Golf Co.	344,900	2,414,300

Media - 3.2%
CBS Corp. - Class B	190,200	3,016,572
Gannett Co., Inc.	218,400	2,671,032
Interpublic Group of Cos., Inc. (The)(a)	549,200	5,508,476
Meredith Corp.	128,200	4,270,342

		15,466,422

Specialty Retail - 3.3%
AnnTaylor Stores Corp.(a)	255,700	5,175,368
Foot Locker, Inc.	216,950	3,152,283
Office Depot, Inc.(a)	908,300	4,178,180
Signet Jewelers Ltd.(a)	106,800	3,389,832

		15,895,663

Textiles, Apparel & Luxury Goods - 0.9%
Jones Apparel Group, Inc.	226,850	4,455,334

		79,783,469

Industrials - 11.5%
Airlines - 0.6%
Alaska Air Group, Inc.(a)	57,400	2,929,122

Building Products - 1.2%
AO Smith Corp.	51,700	2,992,913
Masco Corp.	253,100	2,786,631

		5,779,544

Electrical Equipment - 3.1%
EnerSys(a)	161,400	4,030,158
General Cable Corp.(a)	182,400	4,946,688
Thomas & Betts Corp.(a)	138,250	5,671,015

		14,647,861

Machinery - 3.9%
Briggs & Stratton Corp.	224,100	4,260,141
Mueller Industries, Inc.	218,300	5,782,767
Terex Corp.(a)	190,700	4,370,844

Trinity Industries, Inc.	186,300	4,148,901

		18,562,653

Professional Services - 0.4%
Kelly Services, Inc. - Class A(a)	182,200	2,137,206

Road & Rail - 1.4%
Con-way, Inc.	98,950	3,066,461
Hertz Global Holdings, Inc.(a)	332,700	3,523,293

		6,589,754

Trading Companies & Distributors - 0.9%
WESCO International, Inc.(a)	111,500	4,380,835

		55,026,975

Utilities - 8.5%
Electric Utilities - 4.8%
Northeast Utilities	195,600	5,783,892
NV Energy, Inc.	425,800	5,599,270
Pepco Holdings, Inc.	310,300	5,771,580
Portland General Electric Co.	279,200	5,662,176

		22,816,918

Gas Utilities - 1.2%
UGI Corp.	202,400	5,790,664

Multi-Utilities - 2.5%
CMS Energy Corp.	317,900	5,728,558
NiSource, Inc.	366,600	6,378,840

		12,107,398

		40,714,980

Information Technology - 8.3%
Communications Equipment - 1.0%
CommScope, Inc.(a)	207,800	4,933,172

Computers & Peripherals - 0.6%
NCR Corp.(a)	226,000	3,080,380

Electronic Equipment, Instruments & Components - 5.0%
Anixter International, Inc.(a)	108,900	5,879,511
Arrow Electronics, Inc.(a)	111,600	2,983,068
AU Optronics Corp. (Sponsored ADR)(a)	314,942	3,294,293
Avnet, Inc.(a)	106,600	2,879,266
Flextronics International Ltd.(a)	660,700	3,990,628
Insight Enterprises, Inc.(a)	299,900	4,690,436

		23,717,202

IT Services - 1.7%
Amdocs Ltd.(a)	103,100	2,954,846
Convergys Corp.(a)	475,200	4,965,840

		7,920,686

		39,651,440

Materials - 8.0%
Chemicals - 5.5%
Arch Chemicals, Inc.	141,500	4,965,235
Cytec Industries, Inc.	94,400	5,322,272
Huntsman Corp.	493,950	5,710,062
PolyOne Corp.(a)	452,600	5,471,934
Rockwood Holdings, Inc.(a)	157,225	4,947,871

		26,417,374

Metals & Mining - 2.5%
Commercial Metals Co.	290,000	4,202,100
Reliance Steel & Aluminum Co.	122,225	5,076,004
Steel Dynamics, Inc.	195,300	2,755,683

		12,033,787

		38,451,161

Energy - 7.7%
Energy Equipment & Services - 3.4%
Helix Energy Solutions Group, Inc.(a)	441,900	4,922,766
Helmerich & Payne, Inc.	103,300	4,179,518
Oil States International, Inc.(a)	63,700	2,965,235
Rowan Cos., Inc.(a)	140,500	4,265,580

		16,333,099

Oil, Gas & Consumable Fuels - 4.3%
Forest Oil Corp.(a)	180,700	5,366,790
Southern Union Co.	237,300	5,709,438
Swift Energy Co.(a)	165,600	4,650,048
Teekay Corp.	179,900	4,808,727

		20,535,003

		36,868,102

Health Care - 5.9%
Health Care Equipment & Supplies - 2.0%
Kinetic Concepts, Inc.(a)	139,300	5,095,594
Teleflex, Inc.	78,450	4,454,391

		9,549,985

Health Care Providers & Services - 3.1%
AMERIGROUP Corp.(a)	112,000	4,756,640
Community Health Systems, Inc.(a)	57,668	1,785,978
LifePoint Hospitals, Inc.(a)	160,745	5,635,719
Molina Healthcare, Inc.(a)	103,425	2,791,441

		14,969,778

Pharmaceuticals - 0.8%
Par Pharmaceutical Cos., Inc.(a)	138,400	4,024,672

		28,544,435

Consumer Staples - 4.9%
Beverages - 1.3%
Constellation Brands, Inc. - Class A(a)	345,525	6,112,337

Food & Staples Retailing - 0.5%
SUPERVALU, Inc.	215,300	2,482,409

Food Products - 2.5%
Bunge Ltd.	70,300	4,158,948
Smithfield Foods, Inc.(a)	303,500	5,107,905
Tyson Foods, Inc. - Class A	170,500	2,731,410

		11,998,263

Tobacco - 0.6%
Universal Corp.	72,250	2,896,503

		23,489,512

Total Common Stocks (cost $436,779,602)		473,803,761

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.01%, 10/01/10 (cost $2,345,000)	$2,345	2,345,000

Total Investments - 99.3% (cost $439,124,602)(b)		476,148,761
Other assets less liabilities - 0.7%		3,454,219

Net Assets - 100.0%		$479,602,980

(a)	Non-income producing security.
(b)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,142,016 and gross unrealized depreciation of investments was $(29,117,857), resulting in net unrealized appreciation of $37,024,159.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$473,803,761	$—	$—	$473,803,761
Short-Term Investments	—	2,345,000	—	2,345,000

Total Investments in Securities	473,803,761	2,345,000	—	476,148,761
Other Financial Instruments*	—	—	—	—

Total	$473,803,761	$2,345,000	$—	$476,148,761

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

September 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 19.1%
Auto Components - 1.2%
Lear Corp.(a)	16,300	$1,286,559
TRW Automotive Holdings Corp.(a)	25,700	1,068,092

		2,354,651

Automobiles - 0.8%
Ford Motor Co.(a)	132,100	1,616,904

Hotels, Restaurants & Leisure - 0.6%
Royal Caribbean Cruises Ltd.(a)	36,200	1,141,386

Household Durables - 2.3%
DR Horton, Inc.	55,300	614,936
Garmin Ltd.	63,200	1,918,120
NVR, Inc.(a)	2,400	1,554,072
Pulte Group, Inc.(a)	71,700	628,092

		4,715,220

Media - 9.1%
Cablevision Systems Corp.	67,400	1,765,206
CBS Corp. - Class B	112,800	1,789,008
Comcast Corp. - Class A	152,800	2,762,624
DIRECTV(a)	48,500	2,019,055
Gannett Co., Inc.	85,200	1,041,996
News Corp. - Class A	192,200	2,510,132
Time Warner Cable, Inc. - Class A	76,400	4,124,836
Time Warner, Inc.	69,400	2,127,110

		18,139,967

Multiline Retail - 0.9%
Kohl’s Corp.(a)	32,800	1,727,904

Specialty Retail - 3.2%
Foot Locker, Inc.	72,900	1,059,237
Gap, Inc. (The)	111,900	2,085,816
Office Depot, Inc.(a)	180,800	831,680
Ross Stores, Inc.	27,200	1,485,664
TJX Cos., Inc.	22,200	990,786

		6,453,183

Textiles, Apparel & Luxury Goods - 1.0%
Jones Apparel Group, Inc.	107,000	2,101,480

		38,250,695

Financials - 18.9%
Capital Markets - 2.1%
Goldman Sachs Group, Inc. (The)	13,100	1,893,998
Morgan Stanley	94,700	2,337,196

		4,231,194

Commercial Banks - 5.3%
BB&T Corp.	67,100	1,615,768
Comerica, Inc.	29,500	1,095,925
Fifth Third Bancorp	152,000	1,828,560

Wells Fargo & Co.	243,700	6,124,181

		10,664,434

Consumer Finance - 0.8%
Capital One Financial Corp.	41,900	1,657,145

Diversified Financial Services - 6.6%
Bank of America Corp.	343,600	4,504,596
Citigroup, Inc.(a)	365,900	1,427,010
JPMorgan Chase & Co.	188,200	7,164,774

		13,096,380

Insurance - 4.1%
ACE Ltd.	16,400	955,300
Allstate Corp. (The)	37,300	1,176,815
Berkshire Hathaway, Inc.(a)	23,700	1,959,516
Chubb Corp.	15,500	883,345
Travelers Cos., Inc. (The)	49,400	2,573,740
XL Group PLC	27,100	586,986

		8,135,702

		37,784,855

Health Care - 11.6%
Biotechnology - 1.7%
Amgen, Inc.(a)	33,600	1,851,696
Gilead Sciences, Inc.(a)	42,100	1,499,181

		3,350,877

Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc.	38,900	1,365,779

Pharmaceuticals - 9.2%
AstraZeneca PLC (Sponsored ADR)	39,400	1,997,580
Johnson & Johnson	112,500	6,970,500
Merck & Co., Inc.	68,600	2,525,166
Pfizer, Inc.	406,700	6,983,039

		18,476,285

		23,192,941

Energy - 11.2%
Energy Equipment & Services - 1.5%
Ensco PLC (Sponsored ADR)	43,400	1,941,282
Rowan Cos., Inc.(a)	36,600	1,111,176

		3,052,458

Oil, Gas & Consumable Fuels - 9.7%
Apache Corp.	11,100	1,085,136
Chevron Corp.	26,800	2,172,140
ConocoPhillips	58,200	3,342,426
Devon Energy Corp.	39,400	2,550,756
Forest Oil Corp.(a)	50,600	1,502,820
Hess Corp.	37,900	2,240,648
Marathon Oil Corp.	78,700	2,604,970
Newfield Exploration Co.(a)	31,900	1,832,336
Nexen, Inc. (New York)	69,700	1,400,970
Occidental Petroleum Corp.	5,200	407,160

Total SA (Sponsored ADR)	5,300	273,480

		19,412,842

		22,465,300

Consumer Staples - 11.1%
Beverages - 0.6%
Constellation Brands, Inc. - Class A(a)	71,500	1,264,835

Food & Staples Retailing - 0.9%
Safeway, Inc.	80,400	1,701,264

Food Products - 4.0%
Archer-Daniels-Midland Co.	52,600	1,678,992
Bunge Ltd.	33,300	1,970,028
ConAgra Foods, Inc.	34,400	754,736
Sara Lee Corp.	133,150	1,788,205
Smithfield Foods, Inc.(a)	104,500	1,758,735

		7,950,696

Household Products - 3.1%
Kimberly-Clark Corp.	25,600	1,665,280
Procter & Gamble Co. (The)	77,400	4,641,678

		6,306,958

Tobacco - 2.5%
Altria Group, Inc.	108,100	2,596,562
Reynolds American, Inc.	39,600	2,351,844

		4,948,406

		22,172,159

Industrials - 6.9%
Aerospace & Defense - 1.6%
Northrop Grumman Corp.	44,700	2,710,161
Raytheon Co.	12,000	548,520

		3,258,681

Airlines - 0.7%
Delta Air Lines, Inc.(a)	126,800	1,475,952

Industrial Conglomerates - 1.8%
General Electric Co.	215,300	3,498,625

Machinery - 2.8%
Eaton Corp.	4,200	346,458
Ingersoll-Rand PLC	56,100	2,003,331
Parker Hannifin Corp.	26,300	1,842,578
SPX Corp.	10,600	670,768
Terex Corp.(a)	31,000	710,520

		5,573,655

		13,806,913

Telecommunication Services - 6.1%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	212,500	6,077,500
CenturyLink, Inc.	36,000	1,420,560
Verizon Communications, Inc.	65,200	2,124,868

		9,622,928

Wireless Telecommunication Services - 1.3%
Sprint Nextel Corp.(a)	177,200	820,436
Vodafone Group PLC (Sponsored ADR)	75,200	1,865,712

		2,686,148

		12,309,076

Utilities - 5.5%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	18,900	684,747
Edison International	41,300	1,420,307
NV Energy, Inc.	83,400	1,096,710
Pepco Holdings, Inc.	37,400	695,640
Pinnacle West Capital Corp.	26,600	1,097,782

		4,995,186

Gas Utilities - 0.5%
UGI Corp.	35,500	1,015,655

Independent Power Producers & Energy Traders - 0.9%
Constellation Energy Group, Inc.	54,500	1,757,080

Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	59,100	929,052
CMS Energy Corp.	63,800	1,149,676
NiSource, Inc.	69,000	1,200,600

		3,279,328

		11,047,249

Information Technology - 5.4%
Communications Equipment - 0.9%
Motorola, Inc.(a)	203,500	1,735,855

Computers & Peripherals - 2.1%
Dell, Inc.(a)	159,900	2,072,304
Hewlett-Packard Co.	48,900	2,057,223

		4,129,527

Electronic Equipment, Instruments & Components - 0.8%
Tyco Electronics Ltd.	55,800	1,630,476

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	61,300	1,178,799

Software - 1.0%
Microsoft Corp.	85,900	2,103,691

		10,778,348

Materials - 3.1%
Chemicals - 0.8%
Agrium, Inc.	7,700	577,423
CF Industries Holdings, Inc.	10,800	1,031,400

		1,608,823

Metals & Mining - 2.3%
Cliffs Natural Resources, Inc.	23,500	1,502,120
Commercial Metals Co.	42,000	608,580
Freeport-McMoRan Copper & Gold, Inc.	23,200	1,981,048

Steel Dynamics, Inc.	42,000	592,620

		4,684,368

		6,293,191

Total Common Stocks (cost $187,839,222)		198,100,727

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.1%
Time Deposit - 2.1%
State Street Time Deposit 0.01%, 10/01/10 (cost $4,164,000)	$4,164	4,164,000

Total Investments - 101.0% (cost $192,003,222)(b)		202,264,727
Other assets less liabilities - (1.0)%		(1,954,584)

Net Assets - 100.0%		$200,310,143

(a)	Non-income producing security.
(b)	As of September 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,734,559 and gross unrealized depreciation of investments was $(10,473,054), resulting in net unrealized appreciation of $10,261,505.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Value Portfolio

September 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$198,100,727	$—	$—	$198,100,727
Short-Term Investments	—	4,164,000	—	4,164,000

Total Investments in Securities	198,100,727	4,164,000	—	202,264,727
Other Financial Instruments*	—	—	—	—

Total	$198,100,727	$4,164,000	$—	$202,264,727

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 23, 2010